UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Shareholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2021
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2024	1.4%
South Africa Government Bond 10.50% 12/21/2026	0.8
Korea Treasury Bond 1.50% 3/10/2050	0.8
Poland Government Bond 4.00% 10/25/2023	0.7
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2023	0.7
TOTAL	4.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Foreign Government Obligations	97.7%
Short-Term Investments	1.0
Other Assets in Excess of Liabilities	1.3
TOTAL	100.0%
Top Ten Countries as of June 30, 2021

Description	% of Total Investments
South Korea	12.6%
China	12.4
Indonesia	6.4
Brazil	6.1
Malaysia	5.3
Thailand	4.9
Mexico	4.6
Czech Republic	4.6
Poland	4.6
Israel	4.6
TOTAL	66.1%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Volkswagen International Finance NV 1.88% 3/30/2027	0.6%
Deutsche Bank AG 1.63% 1/20/2027	0.5
Orange SA 8.13% 1/28/2033	0.5
AT&T, Inc. 4.88% 6/1/2044	0.4
NTT Finance Corp. 0.38% 9/20/2030	0.4
TOTAL	2.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
China Government Bond 3.29% 10/18/2023	1.4%
China Government Bond 3.25% 11/22/2028	1.4
China Government Bond 4.08% 10/22/2048	1.1
Korea Treasury Bond 2.00% 3/10/2049	0.7
Indonesia Treasury Bond 7.50% 5/15/2038	0.5
TOTAL	5.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2021

Description	% of Total Investments
Japan	23.1%
United Kingdom	5.5
South Korea	4.7
Canada	4.6
Australia	4.6
Italy	4.6
France	4.6
Germany	4.6
China	4.6
Belgium	4.6
TOTAL	65.5%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Korea Treasury Bond 1.25% 12/10/2022	4.4%
China Government Bond 2.36% 7/2/2023	4.4
Government of Japan 5 Year Bond 0.10% 12/20/2023	2.7
Government of Japan 5 Year Bond 0.10% 3/20/2023	2.4
Government of Japan 5 Year Bond 0.10% 6/20/2023	2.3
TOTAL	16.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of June 30, 2021

Description	% of Total Investments
Japan	23.1%
Italy	5.5
South Korea	4.6
Canada	4.6
France	4.6
United Kingdom	4.6
Spain	4.6
Germany	4.6
China	4.6
Australia	4.5
TOTAL	65.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2021

Description	% of Net Assets
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.5%
United Kingdom Gilt Inflation Linked 0.38% 3/22/2062	1.3
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2026	1.3
Australia Government Bond 3.00% 9/20/2025	1.2
Colombian TES 4.75% 2/23/2023	1.2
TOTAL	6.5%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2021

% of Net Assets
Foreign Government Obligations	98.3%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.7
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2021

Description	% of Total Investments
United Kingdom	22.4%
France	7.9
Brazil	6.9
Italy	5.1
Mexico	4.7
Australia	4.7
Japan	4.7
Turkey	4.7
Colombia	4.6
Germany	4.6
TOTAL	70.3%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 97.7%
BRAZIL — 6.0%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2022	BRL	23,000,000	$ 4,297,629
Series LTN, Zero Coupon, 10/1/2022	BRL	28,500,000	5,216,838
Series LTN, Zero Coupon, 1/1/2023	BRL	53,800,000	9,647,143
Series LTN, Zero Coupon, 7/1/2023	BRL	45,400,000	7,803,238
Series LTN, Zero Coupon, 1/1/2024	BRL	117,300,000	19,312,434
Series LTN, Zero Coupon, 7/1/2024	BRL	37,200,000	5,862,513
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2023	BRL	38,810,000	8,029,262
Series NTNF, 10.00%, 1/1/2025	BRL	36,450,000	7,665,861
Series NTNF, 10.00%, 1/1/2027	BRL	35,275,000	7,451,697
Series NTNF, 10.00%, 1/1/2029	BRL	14,890,000	3,153,797
Series NTNF, 10.00%, 1/1/2031	BRL	12,000,000	2,520,751
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	70,981
10.25%, 1/10/2028	BRL	1,000,000	208,247
			81,240,391
CHILE — 2.8%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	1,735,000,000	2,062,422
2.50%, 3/1/2025	CLP	5,655,000,000	7,541,749
2.80%, 10/1/2033 (a)	CLP	600,000,000	662,553
4.00%, 3/1/2023 (a)	CLP	2,725,000,000	3,853,487
4.50%, 3/1/2026	CLP	3,565,000,000	5,103,239
4.70%, 9/1/2030 (a)	CLP	4,190,000,000	5,783,407
5.00%, 3/1/2035	CLP	4,120,000,000	5,667,599
5.10%, 7/15/2050	CLP	1,150,000,000	1,527,814
Series 10YR, 6.00%, 1/1/2022	CLP	65,000,000	91,727
Series 30YR, 6.00%, 1/1/2043	CLP	3,770,000,000	5,726,117
			38,020,114
Security Description		Principal Amount	Value
CHINA — 12.2%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	$ 3,272,020
Series 1908, 3.42%, 7/2/2024	CNY	11,300,000	1,768,322
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	315,479
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,011,358
Series 1516, 3.94%, 7/10/2022	CNY	3,000,000	470,521
Series 1213, 4.21%, 3/22/2022	CNY	10,000,000	1,566,152
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,442,578
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,603,775
Series 1712, 4.44%, 11/9/2022	CNY	1,000,000	158,365
Series 1804, 4.69%, 3/23/2023	CNY	11,000,000	1,755,383
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	503,319
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	46,000,000	6,885,495
Series INBK, 2.24%, 3/5/2023	CNY	30,000,000	4,611,940
Series INBK, 2.36%, 7/2/2023	CNY	42,500,000	6,532,188
Series INBK, 2.57%, 5/20/2023	CNY	5,000,000	772,366
Series INBK, 2.64%, 8/13/2022	CNY	24,000,000	3,708,639
Series INBK, 2.68%, 5/21/2030	CNY	43,000,000	6,403,966
Series 1911, 2.75%, 8/8/2022	CNY	23,000,000	3,568,241
Series INBK, 2.84%, 4/8/2024	CNY	25,000,000	3,877,767
Series INBK, 2.85%, 6/4/2027	CNY	53,000,000	8,114,562
Series INBK, 2.88%, 11/5/2023	CNY	40,000,000	6,211,541
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,542,533
Series INBK, 2.93%, 12/10/2022	CNY	28,000,000	4,352,872
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,261,560
Series INBK, 3.02%, 10/22/2025	CNY	43,000,000	6,682,138
Series INBK, 3.02%, 5/27/2031	CNY	8,000,000	1,231,610

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 3.03%, 3/11/2026	CNY	22,000,000	$ 3,418,496
Series 1916, 3.12%, 12/5/2026	CNY	14,600,000	2,274,887
Series 1915, 3.13%, 11/21/2029	CNY	27,000,000	4,175,495
Series 1904, 3.19%, 4/11/2024	CNY	37,000,000	5,792,035
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,219,606
Series 1907, 3.25%, 6/6/2026	CNY	30,800,000	4,831,076
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,563,428
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,802,772
Series INBK, 3.28%, 12/3/2027	CNY	43,400,000	6,810,726
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,669,709
Series 1906, 3.29%, 5/23/2029	CNY	18,600,000	2,914,376
Series INBK, 3.39%, 3/16/2050	CNY	35,000,000	5,121,095
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	976,522
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	796,627
Series 1608, 3.52%, 4/25/2046	CNY	6,000,000	905,754
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,598,930
Series INBK, 3.72%, 4/12/2051	CNY	17,000,000	2,668,531
Series INBK, 3.73%, 5/25/2070	CNY	18,000,000	2,757,815
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,865,116
Series 1525, 3.74%, 10/20/2045	CNY	3,000,000	472,337
Series INBK, 3.76%, 3/22/2071	CNY	1,000,000	154,935
Series INBK, 3.81%, 9/14/2050	CNY	35,000,000	5,555,252
Series 1910, 3.86%, 7/22/2049	CNY	31,500,000	5,019,076
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,618,403
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,460,804
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,456,530
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	825,360
Series 1824, 4.08%, 10/22/2048	CNY	5,300,000	878,025
Security Description		Principal Amount	Value
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	$ 167,442
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,343,960
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	553,980
Series 1116, 4.50%, 6/23/2041	CNY	19,000,000	3,403,314
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	367,941
			165,065,045
COLOMBIA — 3.7%
Colombia Government International Bond:
4.38%, 3/21/2023	COP	1,610,000,000	440,503
9.85%, 6/28/2027	COP	115,000,000	36,651
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	19,650,000,000	5,039,427
Series B, 6.00%, 4/28/2028	COP	27,015,000,000	6,947,392
Series B, 6.25%, 11/26/2025	COP	25,595,000,000	6,950,158
Series B, 6.25%, 7/9/2036	COP	10,000,000,000	2,335,297
Series B, 7.00%, 5/4/2022	COP	4,304,000,000	1,190,862
Series B, 7.00%, 6/30/2032	COP	24,864,000,000	6,487,054
Series B, 7.25%, 10/18/2034	COP	17,725,000,000	4,646,472
Series B, 7.25%, 10/26/2050	COP	9,400,000,000	2,301,943
Series B, 7.50%, 8/26/2026	COP	20,602,000,000	5,841,527
Series B, 7.75%, 9/18/2030	COP	16,200,000,000	4,519,557
Series B, 10.00%, 7/24/2024	COP	11,890,000,000	3,629,070
			50,365,913
CZECH REPUBLIC — 4.6%
Czech Republic Government Bond:
Series 1351, Zero Coupon, 12/12/2024	CZK	34,500,000	1,524,919
Series 130, 0.05%, 11/29/2029	CZK	63,000,000	2,527,815
Series 100, 0.25%, 2/10/2027	CZK	79,600,000	3,409,967
Series 97, 0.45%, 10/25/2023	CZK	126,840,000	5,764,847
Series 94, 0.95%, 5/15/2030	CZK	147,970,000	6,395,267

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 95, 1.00%, 6/26/2026	CZK	119,070,000	$ 5,358,234
Series 121, 1.20%, 3/13/2031	CZK	140,000,000	6,147,542
Series 120, 1.25%, 2/14/2025	CZK	93,500,000	4,291,260
Series 125, 1.50%, 4/24/2040	CZK	46,000,000	1,937,862
Series 11Y, 1.75%, 6/23/2032	CZK	8,500,000	394,304
Series 103, 2.00%, 10/13/2033	CZK	46,850,000	2,211,312
Series 89, 2.40%, 9/17/2025	CZK	110,820,000	5,309,517
Series 78, 2.50%, 8/25/2028	CZK	92,240,000	4,491,718
Series 105, 2.75%, 7/23/2029	CZK	92,650,000	4,612,567
Series 49, 4.20%, 12/4/2036	CZK	53,830,000	3,257,648
Series 52, 4.70%, 9/12/2022	CZK	30,200,000	1,474,578
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	846,361
Series 58, 5.70%, 5/25/2024	CZK	33,750,000	1,760,579
			61,716,297
HUNGARY — 3.7%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	812,000,000	2,631,017
Series 23/C, 1.50%, 8/23/2023	HUF	598,000,000	2,028,715
Series 26/E, 1.50%, 4/22/2026	HUF	970,000,000	3,197,059
Series 26/F, 1.50%, 8/26/2026	HUF	705,000,000	2,311,483
Series 22/B, 1.75%, 10/26/2022	HUF	798,500,000	2,724,980
Series 29/A, 2.00%, 5/23/2029	HUF	680,000,000	2,234,451
Series 33/A, 2.25%, 4/20/2033	HUF	685,000,000	2,170,307
Series 24/C, 2.50%, 10/24/2024	HUF	1,092,600,000	3,780,950
Series 26/D, 2.75%, 12/22/2026	HUF	761,000,000	2,651,365
Series 24/B, 3.00%, 6/26/2024	HUF	1,110,330,000	3,897,743
Series 27/A, 3.00%, 10/27/2027	HUF	1,113,880,000	3,931,246
Series 30/A, 3.00%, 8/21/2030	HUF	1,001,000,000	3,524,720
Series 38/A, 3.00%, 10/27/2038	HUF	665,000,000	2,184,817
Security Description		Principal Amount	Value
Series 41/A, 3.00%, 4/25/2041	HUF	150,000,000	$ 478,982
Series 31/A, 3.25%, 10/22/2031	HUF	1,169,200,000	4,179,778
Series 25/B, 5.50%, 6/24/2025	HUF	1,009,220,000	3,874,547
Series 23/A, 6.00%, 11/24/2023	HUF	469,340,000	1,753,030
Series 28/A, 6.75%, 10/22/2028	HUF	547,000,000	2,385,339
			49,940,529
INDONESIA — 6.3%
Indonesia Treasury Bond:
Series FR86, 5.50%, 4/15/2026	IDR	69,900,000,000	4,837,080
Series FR63, 5.63%, 5/15/2023	IDR	44,956,000,000	3,168,003
Series FR64, 6.13%, 5/15/2028	IDR	58,250,000,000	4,013,224
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	105,427
Series FR81, 6.50%, 6/15/2025	IDR	79,500,000,000	5,747,905
Series FR87, 6.50%, 2/15/2031	IDR	76,700,000,000	5,246,280
Series FR89, 6.88%, 8/15/2051	IDR	10,000,000,000	686,428
Series FR61, 7.00%, 5/15/2022	IDR	4,633,000,000	329,301
Series FR59, 7.00%, 5/15/2027	IDR	68,000,000,000	4,966,814
Series FR82, 7.00%, 9/15/2030	IDR	71,600,000,000	5,099,155
Series FR76, 7.38%, 5/15/2048	IDR	31,700,000,000	2,240,971
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,910,831
Series FR80, 7.50%, 6/15/2035	IDR	75,600,000,000	5,383,241
Series FR75, 7.50%, 5/15/2038	IDR	26,910,000,000	1,899,475
Series FR83, 7.50%, 4/15/2040	IDR	58,000,000,000	4,092,800
Series FR85, 7.75%, 4/15/2031	IDR	3,000,000,000	223,736
Series FR77, 8.13%, 5/15/2024	IDR	57,100,000,000	4,294,983
Series FR78, 8.25%, 5/15/2029	IDR	53,150,000,000	4,081,627
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	284,864
Series FR72, 8.25%, 5/15/2036	IDR	62,390,000,000	4,714,318
Series FR70, 8.38%, 3/15/2024	IDR	56,100,000,000	4,224,020

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series FR56, 8.38%, 9/15/2026	IDR	21,800,000,000	$ 1,688,042
Series FR68, 8.38%, 3/15/2034	IDR	72,700,000,000	5,543,851
Series FR79, 8.38%, 4/15/2039	IDR	32,000,000,000	2,443,034
Series FR73, 8.75%, 5/15/2031	IDR	9,050,000,000	718,901
Series FR67, 8.75%, 2/15/2044	IDR	7,050,000,000	558,743
Series FR71, 9.00%, 3/15/2029	IDR	6,000,000,000	478,966
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	84,401
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	105,918
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 6.13%, 10/15/2025	IDR	15,000,000,000	1,057,225
Series PBS, 6.63%, 10/15/2024	IDR	16,000,000,000	1,154,894
Series PBS, 7.75%, 10/15/2046	IDR	15,000,000,000	1,077,045
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	283,757
Series PBS, 8.88%, 11/15/2031	IDR	34,200,000,000	2,694,546
			85,439,806
ISRAEL — 4.5%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	14,450,000	4,433,329
Series 0425, 0.50%, 4/30/2025	ILS	14,500,000	4,475,045
Series 0226, 0.50%, 2/27/2026	ILS	2,500,000	769,756
Series 0722, 0.75%, 7/31/2022	ILS	4,400,000	1,353,859
Series 0330, 1.00%, 3/31/2030	ILS	13,400,000	4,068,030
Series 1122, 1.25%, 11/30/2022	ILS	7,760,000	2,419,342
Series 1123, 1.50%, 11/30/2023	ILS	9,335,000	2,954,331
Series 0537, 1.50%, 5/31/2037	ILS	14,300,000	4,153,631
Series 0825, 1.75%, 8/31/2025	ILS	10,480,000	3,396,551
Series 0327, 2.00%, 3/31/2027	ILS	14,850,000	4,912,595
Series 0928, 2.25%, 9/28/2028	ILS	13,595,000	4,575,028
Series 0324, 3.75%, 3/31/2024	ILS	15,400,000	5,181,924
Security Description		Principal Amount	Value
Series 0347, 3.75%, 3/31/2047	ILS	14,875,000	$ 5,840,431
Series 0323, 4.25%, 3/31/2023	ILS	10,850,000	3,568,788
Series 0122, 5.50%, 1/31/2022	ILS	895,000	283,413
Series 0142, 5.50%, 1/31/2042	ILS	10,510,000	5,097,105
Series 1026, 6.25%, 10/30/2026	ILS	8,125,000	3,242,692
			60,725,850
MALAYSIA — 5.2%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	8,150,000	1,854,152
Series 0313, 3.48%, 3/15/2023	MYR	1,860,000	459,530
Series 0313, 3.48%, 3/15/2023	MYR	10,600,000	2,618,830
Series 0319, 3.48%, 6/14/2024	MYR	6,900,000	1,718,593
Series 0307, 3.50%, 5/31/2027	MYR	5,400,000	1,343,610
Series 0513, 3.73%, 6/15/2028	MYR	9,500,000	2,389,245
Series 0218, 3.76%, 4/20/2023	MYR	5,600,000	1,391,802
Series 0519, 3.76%, 5/22/2040	MYR	8,450,000	1,913,488
Series 0116, 3.80%, 8/17/2023	MYR	4,131,000	1,031,951
Series 0419, 3.83%, 7/5/2034	MYR	8,200,000	1,966,767
Series 0413, 3.84%, 4/15/2033	MYR	6,360,000	1,555,821
Series 0118, 3.88%, 3/14/2025	MYR	2,800,000	706,947
Series 0212, 3.89%, 3/15/2027	MYR	600,000	152,357
Series 0219, 3.89%, 8/15/2029	MYR	9,950,000	2,518,515
Series 0316, 3.90%, 11/30/2026	MYR	7,815,000	1,985,140
Series 0417, 3.90%, 11/16/2027	MYR	2,930,000	743,560
Series 0119, 3.91%, 7/15/2026	MYR	2,240,000	569,746
Series 0115, 3.96%, 9/15/2025	MYR	17,412,000	4,426,796
Series 0217, 4.06%, 9/30/2024	MYR	915,000	231,861
Series 0120, 4.07%, 6/15/2050	MYR	6,000,000	1,386,973
Series 0412, 4.13%, 4/15/2032	MYR	800,000	203,049

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0114, 4.18%, 7/15/2024	MYR	3,797,000	$ 963,670
Series 0415, 4.25%, 5/31/2035	MYR	1,650,000	414,171
Series 0318, 4.64%, 11/7/2033	MYR	4,180,000	1,093,116
Series 0216, 4.74%, 3/15/2046	MYR	6,425,000	1,629,493
Series 0317, 4.76%, 4/7/2037	MYR	5,535,000	1,432,293
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	44,526
Series 0418, 4.89%, 6/8/2038	MYR	4,000,000	1,045,038
Series 0518, 4.92%, 7/6/2048	MYR	3,000,000	772,411
Series 0713, 4.94%, 9/30/2043	MYR	300,000	78,826
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	7,700,000	1,894,051
Series 0120, 3.42%, 9/30/2027	MYR	5,600,000	1,378,745
Series 0121, 3.45%, 7/15/2036	MYR	5,000,000	1,128,358
Series 0220, 3.47%, 10/15/2030	MYR	7,500,000	1,820,100
Series 0419, 3.66%, 10/15/2024	MYR	7,500,000	1,883,015
Series 0319, 3.73%, 3/31/2026	MYR	13,900,000	3,501,664
Series 0217, 4.05%, 8/15/2024	MYR	3,400,000	859,248
Series 0316, 4.07%, 9/30/2026	MYR	4,425,000	1,131,995
Series 0318, 4.09%, 11/30/2023	MYR	4,570,000	1,147,626
Series 0619, 4.12%, 11/30/2034	MYR	7,500,000	1,832,427
Series 0118, 4.13%, 8/15/2025	MYR	3,350,000	854,814
Series 0119, 4.13%, 7/9/2029	MYR	4,500,000	1,148,446
Series 0115, 4.19%, 7/15/2022	MYR	4,020,000	991,904
Series 0117, 4.26%, 7/26/2027	MYR	5,920,000	1,527,238
Series 0218, 4.37%, 10/31/2028	MYR	5,680,000	1,476,645
Series 0116, 4.39%, 7/7/2023	MYR	2,390,000	600,396
Series 0221, 4.42%, 9/30/2041	MYR	3,200,000	777,235
Series 0813, 4.44%, 5/22/2024	MYR	2,300,000	586,061
Security Description		Principal Amount	Value
Series 0219, 4.47%, 9/15/2039	MYR	6,800,000	$ 1,668,004
Series 0513, 4.58%, 8/30/2033	MYR	7,400,000	1,933,449
Series 0519, 4.64%, 11/15/2049	MYR	5,200,000	1,284,104
Series 0617, 4.72%, 6/15/2033	MYR	4,200,000	1,112,440
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	853,834
Series 0615, 4.79%, 10/31/2035	MYR	810,000	212,620
Series 0417, 4.90%, 5/8/2047	MYR	1,500,000	385,972
			70,632,668
MEXICO — 4.6%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	135,640,000	6,623,371
Series M, 6.50%, 6/9/2022	MXN	48,278,000	2,447,616
Series M, 6.75%, 3/9/2023	MXN	110,500,000	5,649,067
Series M 20, 7.50%, 6/3/2027	MXN	124,930,000	6,539,240
Series M, 7.75%, 5/29/2031	MXN	95,328,000	5,053,741
Series M, 7.75%, 11/23/2034	MXN	20,000,000	1,059,843
Series M, 7.75%, 11/13/2042	MXN	73,980,000	3,814,797
Series M, 8.00%, 12/7/2023	MXN	67,480,000	3,550,559
Series M, 8.00%, 9/5/2024	MXN	108,100,000	5,712,814
Series M, 8.00%, 11/7/2047	MXN	72,420,000	3,831,362
Series M 20, 8.50%, 5/31/2029	MXN	117,485,000	6,491,311
Series M 30, 8.50%, 11/18/2038	MXN	90,240,000	4,998,155
Series M 20, 10.00%, 12/5/2024	MXN	90,495,000	5,075,956
Series M 30, 10.00%, 11/20/2036	MXN	17,000,000	1,075,698
			61,923,530
PERU — 2.8%
Peru Government Bond:
5.35%, 8/12/2040	PEN	11,100,000	2,563,454
5.40%, 8/12/2034	PEN	14,100,000	3,480,379
5.70%, 8/12/2024	PEN	6,200,000	1,802,565
5.94%, 2/12/2029	PEN	14,825,000	4,228,860
6.15%, 8/12/2032	PEN	18,257,000	4,994,042
6.35%, 8/12/2028	PEN	9,600,000	2,803,482
6.71%, 2/12/2055	PEN	1,000,000	263,141
6.90%, 8/12/2037	PEN	16,575,000	4,584,717

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
6.95%, 8/12/2031	PEN	15,420,000	$ 4,517,555
8.20%, 8/12/2026	PEN	6,400,000	2,074,012
Peruvian Government International Bond:
Series REGS, 6.35%, 8/12/2028	PEN	6,810,000	1,988,720
Series REGS, 6.71%, 2/12/2055	PEN	475,000	124,992
Series REGS, 6.85%, 2/12/2042	PEN	5,125,000	1,377,542
Series REGS, 6.95%, 8/12/2031	PEN	2,000,000	585,935
Series REGS, 8.20%, 8/12/2026	PEN	8,635,000	2,798,295
			38,187,691
PHILIPPINES — 4.5%
Philippine Government Bond:
Series 0325, 2.38%, 9/10/2023	PHP	228,800,000	4,722,012
Series R513, 2.63%, 8/12/2025	PHP	165,500,000	3,384,445
Series 1065, 2.88%, 7/9/2030	PHP	343,500,000	6,585,002
Series 5-77, 3.38%, 4/8/2026	PHP	40,000,000	835,601
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	537,228
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	460,253
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,739,750
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	834,207
Series 5-74, 4.00%, 1/26/2022	PHP	126,800,000	2,634,886
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	401,589
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	1,080,807
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,477,841
Series R511, 4.63%, 12/4/2022	PHP	76,850,000	1,637,542
Series 2511, 4.63%, 9/9/2040	PHP	118,100,000	2,308,381
Series 3-24, 4.75%, 7/4/2022	PHP	27,000,000	570,143
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	6,112,884
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	1,051,555
Series 5-75, 5.50%, 3/8/2023	PHP	32,000,000	694,939
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	2,029,588
Security Description		Principal Amount	Value
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	$ 1,571,784
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	2,464,442
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	2,338,532
Series 2023, 6.75%, 1/24/2039	PHP	80,000,000	2,027,220
Series 1064, 6.88%, 1/10/2029	PHP	166,000,000	4,101,391
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	7,463,046
Series 25-8, 8.13%, 12/16/2035	PHP	13,300,000	372,422
Philippine Government International Bond:
3.90%, 11/26/2022	PHP	31,000,000	639,039
6.25%, 1/14/2036	PHP	20,000,000	488,224
			60,564,753
POLAND — 4.5%
Poland Government Bond:
Series 0423, Zero Coupon, 4/25/2023	PLN	3,800,000	991,274
Series 1026, 0.25%, 10/25/2026	PLN	31,863,000	7,847,321
Series 0425, 0.75%, 4/25/2025	PLN	21,500,000	5,621,938
Series 1030, 1.25%, 10/25/2030	PLN	18,300,000	4,653,761
Series 1024, 2.25%, 10/25/2024	PLN	21,100,000	5,815,570
Series 0123, 2.50%, 1/25/2023	PLN	25,695,000	6,989,553
Series 0424, 2.50%, 4/25/2024	PLN	1,400,000	387,304
Series 0428, 2.75%, 4/25/2028	PLN	28,000,000	7,974,153
Series 1029, 2.75%, 10/25/2029	PLN	20,840,000	5,992,526
Series 1023, 4.00%, 10/25/2023 (b)	PLN	34,650,000	9,852,541
Series 0922, 5.75%, 9/23/2022	PLN	8,200,000	2,301,902
Series 0429, 5.75%, 4/25/2029	PLN	7,000,000	2,402,101
			60,829,944
ROMANIA — 3.4%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	2,600,000	609,001
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	664,195

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 5Y, 3.25%, 6/24/2026	RON	3,000,000	$ 737,018
Series 5Y, 3.40%, 3/8/2022	RON	3,410,000	828,967
Series 7Y, 3.50%, 12/19/2022	RON	1,800,000	441,973
Series 5Y, 3.65%, 7/28/2025	RON	12,000,000	2,999,849
Series 15Y, 3.65%, 9/24/2031	RON	13,250,000	3,221,506
Series 4YR, 3.70%, 11/25/2024	RON	11,300,000	2,825,205
Series 3Y, 4.00%, 8/8/2022	RON	2,750,000	675,489
Series 3Y, 4.00%, 10/25/2023	RON	15,550,000	3,881,964
Series 8Y, 4.15%, 1/26/2028	RON	9,500,000	2,433,800
Series 10YR, 4.15%, 10/24/2030	RON	2,100,000	536,309
Series 5Y, 4.25%, 6/28/2023	RON	10,590,000	2,646,843
Series 4.3Y, 4.40%, 9/25/2023	RON	12,700,000	3,194,289
Series 5Y, 4.50%, 6/17/2024	RON	14,200,000	3,615,254
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	4,685,338
Series 15Y, 4.75%, 10/11/2034	RON	5,000,000	1,286,571
Series 7Y, 4.85%, 4/22/2026	RON	15,275,000	4,014,490
Series 10Y, 5.00%, 2/12/2029	RON	10,825,000	2,918,192
Series 15YR, 5.80%, 7/26/2027	RON	3,240,000	905,882
Series 10Y, 5.85%, 4/26/2023	RON	9,000,000	2,304,688
			45,426,823
RUSSIA — 4.4%
Russian Federal Bond - OFZ:
Series 6234, 4.50%, 7/16/2025	RUB	307,000,000	3,859,881
Series 5084, 5.30%, 10/4/2023	RUB	28,000,000	371,506
Series 6236, 5.70%, 5/17/2028	RUB	185,000,000	2,360,205
Series 6235, 5.90%, 3/12/2031	RUB	272,000,000	3,418,014
Series 6232, 6.00%, 10/6/2027	RUB	259,900,000	3,388,726
Series 6233, 6.10%, 7/18/2035	RUB	212,000,000	2,648,079
Series 6223, 6.50%, 2/28/2024	RUB	214,000,000	2,914,703
Security Description		Principal Amount	Value
Series 6224, 6.90%, 5/23/2029	RUB	102,000,000	$ 1,390,801
Series 6215, 7.00%, 8/16/2023	RUB	192,500,000	2,649,987
Series 6212, 7.05%, 1/19/2028	RUB	223,115,000	3,073,515
Series 6222, 7.10%, 10/16/2024	RUB	179,241,000	2,475,217
Series 6229, 7.15%, 11/12/2025	RUB	362,500,000	5,015,426
Series 6225, 7.25%, 5/10/2034	RUB	231,270,000	3,209,280
Series 6220, 7.40%, 12/7/2022	RUB	58,951,000	818,010
Series 6227, 7.40%, 7/17/2024	RUB	360,500,000	5,013,805
Series 6228, 7.65%, 4/10/2030	RUB	165,000,000	2,350,243
Series 6221, 7.70%, 3/23/2033	RUB	221,060,000	3,173,054
Series 6230, 7.70%, 3/16/2039	RUB	142,500,000	2,063,794
Series 6219, 7.75%, 9/16/2026	RUB	187,790,000	2,664,913
Series 6226, 7.95%, 10/7/2026	RUB	199,400,000	2,853,011
Series 6207, 8.15%, 2/3/2027	RUB	77,000,000	1,114,062
Series 6218, 8.50%, 9/17/2031	RUB	163,892,000	2,473,509
			59,299,741
SOUTH AFRICA — 4.5%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	33,761,000	1,677,131
Series R214, 6.50%, 2/28/2041	ZAR	14,330,000	674,011
Series R214, 6.50%, 2/28/2041	ZAR	19,900,000	935,995
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,403,042
Series R213, 7.00%, 2/28/2031	ZAR	46,000,000	2,763,785
Series 2023, 7.75%, 2/28/2023	ZAR	49,780,000	3,620,871
Series 2030, 8.00%, 1/31/2030	ZAR	108,955,000	7,235,904
Series 2032, 8.25%, 3/31/2032	ZAR	72,370,000	4,628,550
Series 2037, 8.50%, 1/31/2037	ZAR	91,847,000	5,529,759
Series 2044, 8.75%, 1/31/2044	ZAR	69,126,000	4,102,126
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	2,085,361

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 2048, 8.75%, 2/28/2048	ZAR	100,000,000	$ 5,927,690
Series 2035, 8.88%, 2/28/2035	ZAR	75,530,000	4,801,424
Series 2040, 9.00%, 1/31/2040	ZAR	68,290,000	4,198,832
Series R186, 10.50%, 12/21/2026	ZAR	135,205,000	10,763,374
			60,347,855
SOUTH KOREA — 12.5%
Korea Treasury Bond:
Series 2303, 0.75%, 3/10/2023	KRW	2,700,000,000	2,377,846
Series 2312, 0.88%, 12/10/2023	KRW	4,030,000,000	3,533,433
Series 2306, 1.00%, 6/10/2023	KRW	7,780,000,000	6,864,449
Series 2406, 1.13%, 6/10/2024	KRW	5,300,000,000	4,661,552
Series 2509, 1.13%, 9/10/2025	KRW	6,700,000,000	5,809,532
Series 3909, 1.13%, 9/10/2039	KRW	6,550,000,000	4,865,618
Series 2212, 1.25%, 12/10/2022	KRW	5,509,000,000	4,898,876
Series 2603, 1.25%, 3/10/2026	KRW	5,000,000,000	4,337,684
Series 2109, 1.38%, 9/10/2021	KRW	62,800,000	55,854
Series 2409, 1.38%, 9/10/2024	KRW	2,360,000,000	2,082,984
Series 2912, 1.38%, 12/10/2029	KRW	7,100,000,000	5,975,961
Series 3006, 1.38%, 6/10/2030	KRW	10,280,000,000	8,601,242
Series 2503, 1.50%, 3/10/2025	KRW	5,840,000,000	5,158,277
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,780,811
Series 3012, 1.50%, 12/10/2030	KRW	6,400,000,000	5,388,067
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	4,834,832
Series 4009, 1.50%, 9/10/2040	KRW	7,600,000,000	5,992,613
Series 5003, 1.50%, 3/10/2050	KRW	13,730,000,000	10,342,112
Series 7009, 1.63%, 9/10/2070	KRW	1,050,000,000	767,739
Series 2403, 1.88%, 3/10/2024	KRW	3,150,000,000	2,826,636
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	3,527,558
Series 2906, 1.88%, 6/10/2029	KRW	6,280,000,000	5,519,118
Security Description		Principal Amount	Value
Series 5103, 1.88%, 3/10/2051	KRW	7,200,000,000	$ 5,919,195
Series 2209, 2.00%, 9/10/2022	KRW	200,000	180
Series 3106, 2.00%, 6/10/2031	KRW	4,100,000,000	3,604,617
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	1,166,142
Series 4903, 2.00%, 3/10/2049	KRW	7,835,000,000	6,644,842
Series 2706, 2.13%, 6/10/2027	KRW	4,282,000,000	3,842,566
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	5,066,811
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	3,516,781
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	27,240
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	3,180,938
Series 2303, 2.38%, 3/10/2023	KRW	5,418,000,000	4,901,890
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	5,096,654
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,677,282
Series 3809, 2.38%, 9/10/2038	KRW	3,409,000,000	3,091,891
Series 2806, 2.63%, 6/10/2028	KRW	5,735,000,000	5,298,675
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	809,958
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	6,486,781
Series 2303, 3.00%, 3/10/2023	KRW	2,580,000,000	2,358,106
Series 4212, 3.00%, 12/10/2042	KRW	265,000,000	266,522
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,474,085
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	411,730
			168,045,680
SUPRANATIONAL — 0.1%
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	953,854
THAILAND — 4.8%
Thailand Government Bond:
0.75%, 6/17/2024	THB	117,700,000	3,686,932
0.95%, 6/17/2025	THB	118,000,000	3,719,051
1.45%, 12/17/2024	THB	115,180,000	3,694,006

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
1.59%, 12/17/2035	THB	107,000,000	$ 3,088,452
1.60%, 12/17/2029	THB	109,400,000	3,415,279
1.60%, 6/17/2035	THB	31,500,000	918,050
1.88%, 6/17/2049	THB	19,000,000	495,185
2.00%, 12/17/2022	THB	86,252,000	2,749,839
2.00%, 12/17/2031	THB	28,000,000	891,410
2.00%, 6/17/2042	THB	24,500,000	708,806
2.13%, 12/17/2026	THB	111,880,000	3,709,399
2.40%, 12/17/2023	THB	128,400,000	4,186,800
2.50%, 6/17/2071	THB	35,000,000	958,170
2.88%, 12/17/2028	THB	117,510,000	4,051,167
2.88%, 6/17/2046	THB	72,715,000	2,381,729
3.30%, 6/17/2038	THB	114,000,000	4,006,296
3.40%, 6/17/2036	THB	56,460,000	2,002,997
3.58%, 12/17/2027	THB	4,650,000	164,803
3.60%, 6/17/2067	THB	62,200,000	2,229,521
3.63%, 6/16/2023	THB	9,000	298
3.65%, 6/20/2031	THB	28,575,000	1,041,722
3.78%, 6/25/2032	THB	116,120,000	4,296,392
3.80%, 6/14/2041	THB	12,750,000	483,697
3.85%, 12/12/2025	THB	18,882,000	668,229
3.85%, 12/12/2025	THB	20,000,000	707,794
4.00%, 6/17/2066	THB	54,280,000	2,105,550
4.68%, 6/29/2044	THB	64,500,000	2,763,435
4.75%, 12/20/2024	THB	14,000,000	498,371
4.85%, 6/17/2061	THB	48,195,000	2,157,540
4.88%, 6/22/2029	THB	22,564,000	882,323
4.88%, 6/22/2029	THB	55,720,000	2,178,828
5.67%, 3/13/2028	THB	10,000,000	398,235
			65,240,306
TURKEY — 2.6%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	12,225,000	1,197,241
8.00%, 3/12/2025	TRY	8,130,000	699,531
8.50%, 9/14/2022	TRY	27,450,000	2,857,960
8.80%, 9/27/2023	TRY	2,300,000	222,326
9.00%, 5/4/2022	TRY	6,200,000	667,281
9.00%, 7/24/2024	TRY	29,650,000	2,757,663
10.40%, 3/20/2024	TRY	1,760,000	172,708
10.50%, 8/11/2027	TRY	28,380,000	2,441,905
10.60%, 2/11/2026	TRY	43,104,000	3,887,423
10.70%, 8/17/2022	TRY	11,190,000	1,199,182
11.00%, 2/24/2027	TRY	13,298,000	1,184,000
11.70%, 11/13/2030	TRY	38,800,000	3,438,964
12.20%, 1/18/2023	TRY	56,270,000	6,014,008
12.40%, 3/8/2028	TRY	8,050,000	759,827
12.60%, 10/1/2025	TRY	54,000,000	5,302,101
16.20%, 6/14/2023	TRY	19,850,000	2,230,626
			35,032,746
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,343,141,594)			1,318,999,536

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	4,899,329	$ 4,899,329
State Street Navigator Securities Lending Portfolio II (e) (f)	9,330,000	9,330,000
TOTAL SHORT-TERM INVESTMENTS (Cost $14,229,329)		14,229,329
TOTAL INVESTMENTS — 98.7% (Cost $1,357,370,923)		1,333,228,865
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		17,029,054
NET ASSETS — 100.0%		$ 1,350,257,919
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.9% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at June 30, 2021.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

At June 30, 2021, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Capital Markets L.P.	USD 2,270,263	CNH 14,500,000	07/07/2021	$(26,136)
Goldman Sachs Capital Markets L.P.	USD 1,565,699	CNH 10,000,000	07/07/2021	(18,024)
Goldman Sachs Capital Markets L.P.	CNH 9,500,000	USD 1,469,604	07/07/2021	(687)
Goldman Sachs Capital Markets L.P.	USD 1,466,595	CNH 9,500,000	08/05/2021	744
HSBC Bank USA	CNH 6,000,000	USD 939,485	07/07/2021	10,880
HSBC Bank USA	CNH 9,000,000	USD 1,409,773	07/07/2021	16,866
JP Morgan Chase Bank, N.A.	CZK 33,000,000	USD 1,546,756	08/05/2021	12,687
Societe Generale	USD 775,561	COP 2,800,000,000	07/07/2021	(25,878)
Societe Generale	IDR 23,000,000,000	USD 1,606,033	07/07/2021	22,167
Societe Generale	COP 4,500,000,000	USD 1,208,352	07/07/2021	3,505
Standard Chartered Bank	CLP 2,700,000,000	USD 3,718,496	07/07/2021	10,665
Standard Chartered Bank	USD 1,690,153	BRL 8,500,000	08/05/2021	(2,122)
Standard Chartered Bank	IDR 15,547,900,000	USD 1,064,925	08/05/2021	(950)
UBS AG	USD 826,964	BRL 4,200,000	07/07/2021	9,620
UBS AG	USD 3,738,577	CLP 2,700,000,000	07/07/2021	(30,746)
UBS AG	USD 1,522,050	COP 5,700,000,000	07/07/2021	4,090
UBS AG	USD 2,687,201	IDR 38,547,900,000	07/07/2021	(32,648)
UBS AG	USD 692,634	RUB 50,000,000	07/07/2021	(8,653)
UBS AG	USD 345,293	RUB 25,000,000	07/07/2021	(3,303)
UBS AG	BRL 4,200,000	USD 801,557	07/07/2021	(35,026)
UBS AG	COP 4,000,000,000	USD 1,065,161	07/07/2021	(5,814)
UBS AG	IDR 15,547,900,000	USD 1,070,158	07/07/2021	(529)
UBS AG	RUB 75,000,000	USD 1,034,098	07/07/2021	8,127
UBS AG	USD 1,063,759	COP 4,000,000,000	08/05/2021	5,778
UBS AG	USD 1,068,540	IDR 15,547,900,000	08/05/2021	(2,665)
UBS AG	USD 1,029,746	RUB 75,000,000	08/05/2021	(7,696)
UBS AG	COP 2,000,000,000	USD 533,440	08/05/2021	(1,329)
Westpac Banking Corp.	USD 1,534,274	CZK 33,000,000	08/05/2021	(205)
Total				$(97,282)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
IDR	Indonesia Rupiah
RUB	Russian Ruble
During the six-month period ended June 30, 2021, average notional value related to foreign currency exchange contracts was $38,870,632 or 3% of net assets.
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$1,318,999,536	$—	$1,318,999,536
Short-Term Investments	14,229,329	—	—	14,229,329
TOTAL INVESTMENTS	$14,229,329	$1,318,999,536	$—	$1,333,228,865
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	105,129	—	105,129
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 105,129	$—	$ 105,129
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$14,229,329	$1,318,902,254	$—	$1,333,131,583
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(202,411)	—	(202,411)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (202,411)	$—	$ (202,411)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	10,227,948	$10,227,948	$173,622,133	$178,950,752	$—	$—	4,899,329	$ 4,899,329	$1,217
State Street Navigator Securities Lending Portfolio II	—	—	107,392,426	98,062,426	—	—	9,330,000	9,330,000	5,844
Total		$10,227,948	$281,014,559	$277,013,178	$—	$—		$14,229,329	$7,061
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group, Ltd. 0.75%, 9/29/2026	EUR	100,000	$ 123,185
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	200,000	376,073
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	200,000	245,777
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	300,000	378,396
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	128,674
Series EMTN, 2.75%, 8/8/2022	EUR	250,000	306,944
Telstra Corp., Ltd.:
Series EMTN, 2.50%, 9/15/2023	EUR	200,000	251,341
Series EMTN, 3.50%, 9/21/2022	EUR	200,000	248,183
			2,058,573
AUSTRIA — 0.1%
OMV AG Series EMTN, 1.00%, 12/14/2026 (a)	EUR	200,000	248,674
BELGIUM — 2.0%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	200,000	250,601
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	250,480
Series EMTN, 1.50%, 4/18/2030 (a)	EUR	300,000	386,321
Series EMTN, 1.65%, 3/28/2031	EUR	200,000	259,687
Series EMTN, 2.00%, 3/17/2028	EUR	580,000	767,885
Series EMTN, 2.13%, 12/2/2027	EUR	400,000	530,729
Series EMTN, 2.25%, 5/24/2029	GBP	100,000	145,078
Series EMTN, 2.75%, 3/17/2036	EUR	600,000	861,035
Series EMTN, 2.85%, 5/25/2037	GBP	200,000	302,154
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	144,061
EMTN, 2.88%, 4/2/2032	EUR	200,000	288,122
EMTN, 3.70%, 4/2/2040	EUR	200,000	321,706
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	122,517
			4,630,376
Security Description		Principal Amount	Value
CANADA — 0.5%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$ 120,664
Canadian Imperial Bank of Commerce 0.75%, 3/22/2023	EUR	300,000	362,640
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	119,518
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	100,000	120,259
Series EMTN, 0.63%, 7/20/2023	EUR	400,000	483,719
			1,206,800
DENMARK — 0.5%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	200,000	253,821
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	100,000	121,336
Series EMTN, 0.75%, 6/2/2023	EUR	100,000	120,777
Series EMTN, 0.88%, 5/22/2023	EUR	200,000	241,414
EMTN, 0.88%, 5/22/2023	EUR	100,000	120,707
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (b)	EUR	200,000	239,528
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (b)	GBP	100,000	141,726
			1,239,309
FINLAND — 1.0%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	500,000	607,741
Series EMTN, 0.88%, 6/26/2023	EUR	200,000	242,241
Series EMTN, 1.00%, 2/22/2023	EUR	400,000	484,948
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	124,206
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	126,148
OP Corporate Bank PLC:
EMTN, 0.10%, 11/16/2027	EUR	300,000	354,166
Series EMTN, 0.50%, 8/12/2025	EUR	300,000	364,263
			2,303,713

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 18.4%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	200,000	$ 257,782
Airbus Finance B.V. Series EMTN, 2.38%, 4/2/2024	EUR	300,000	377,981
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	200,000	257,797
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	137,049
Series EMTN, 2.38%, 4/7/2032	EUR	400,000	548,197
Autoroutes du Sud de la France SA:
Series EMTN, 1.25%, 1/18/2027	EUR	200,000	252,968
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	259,996
Series EMTN, 1.38%, 2/21/2031	EUR	200,000	259,283
Series EMTN, 5.63%, 7/4/2022	EUR	200,000	251,340
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.13%, 2/5/2024	EUR	100,000	119,581
EMTN, 0.63%, 2/21/2031	EUR	200,000	234,405
Series EMTN, 0.75%, 7/17/2025	EUR	700,000	855,469
Series EMTN, 0.75%, 6/8/2026	EUR	600,000	734,813
0.75%, 1/17/2030	EUR	100,000	119,414
Series EMTN, 1.25%, 1/14/2025	EUR	400,000	496,718
Series EMTN, 1.25%, 5/26/2027	EUR	400,000	504,335
1.25%, 6/3/2030	EUR	300,000	372,534
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	127,247
Series EMTN, 1.75%, 3/15/2029	EUR	300,000	386,951
Series EMTN, 2.63%, 3/18/2024	EUR	500,000	638,281
Series EMTN, 3.00%, 11/28/2023 (a)	EUR	200,000	255,887
Series EMTN, 3.25%, 8/23/2022	EUR	200,000	247,287
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	200,000	235,354
EMTN, 0.63%, 12/3/2032	EUR	100,000	114,909
Series EMTN, 0.75%, 11/11/2022	EUR	450,000	542,211
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/15/2023	EUR	392,000	$ 475,445
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	183,190
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	370,727
1.25%, 7/13/2031	GBP	100,000	129,435
Series EMTN, 1.38%, 5/28/2029 (a)	EUR	600,000	753,871
Series EMTN, 1.50%, 11/17/2025 (a)	EUR	200,000	251,038
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	254,411
Series EMTN, 1.50%, 5/25/2028	EUR	300,000	388,763
1.88%, 12/14/2027	GBP	300,000	422,566
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	127,399
Series EMTN, 2.88%, 10/24/2022	EUR	300,000	371,271
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	127,004
Series EMTN, 3.38%, 1/23/2026	GBP	300,000	452,417
Series EMTN, 4.50%, 3/21/2023	EUR	200,000	257,049
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (b)	EUR	200,000	237,352
EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (b)	EUR	200,000	233,261
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.13%, 4/17/2029 (b)	EUR	300,000	367,925
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (b)	EUR	200,000	255,882
EUR003M + .950%, 0.50%, 9/1/2028 (a)(b)	EUR	200,000	236,501
Bouygues SA 1.13%, 7/24/2028 (a)	EUR	200,000	252,979
Bpce SA 1.00%, 7/15/2024	EUR	700,000	859,610
BPCE SA:
0.25%, 1/15/2026	EUR	200,000	239,289
0.25%, 1/14/2031	EUR	200,000	230,318
Series EMTN, 0.63%, 9/26/2023	EUR	300,000	363,110
0.63%, 4/28/2025	EUR	300,000	364,462
Series EMTN, 0.88%, 1/31/2024	EUR	200,000	243,028
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	122,568
Series EMTN, 1.00%, 10/5/2028	EUR	300,000	375,086

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.13%, 1/18/2023	EUR	200,000	$ 242,081
DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (b)	EUR	200,000	238,058
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	133,295
2.38%, 4/15/2032	EUR	400,000	558,037
2.50%, 7/1/2023	EUR	100,000	124,231
Carrefour SA:
Series EMTN, 1.75%, 7/15/2022	EUR	300,000	361,566
Series EMTN, 2.63%, 12/15/2027	EUR	100,000	136,127
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	200,000	269,199
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	134,275
Credit Agricole SA:
EMTN, 0.13%, 12/9/2027	EUR	300,000	349,267
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	121,618
EMTN, 0.88%, 1/14/2032	EUR	400,000	480,849
EMTN, 1.00%, 7/3/2029	EUR	400,000	499,859
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	251,259
Series EMTN, 1.38%, 3/13/2025	EUR	200,000	248,273
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	127,049
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	257,727
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	128,648
Series EMTN, 2.38%, 5/20/2024	EUR	300,000	382,691
Series EMTN, 3.13%, 7/17/2023	EUR	300,000	381,576
Series EMTN, 3.13%, 2/5/2026	EUR	300,000	407,939
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (b)	EUR	400,000	489,269
Danone SA:
Series EMTN, 0.42%, 11/3/2022	EUR	400,000	478,490
Series EMTN, 0.71%, 11/3/2024 (a)	EUR	300,000	366,230
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	127,793
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	239,780
Security Description		Principal Amount	Value
ELO SACA Series EMTN, 2.88%, 1/29/2026	EUR	200,000	$ 264,022
Engie Alliance GIE Series EMTN, 5.75%, 6/24/2023 (a)	EUR	250,000	329,977
Engie SA:
1.38%, 3/27/2025	EUR	200,000	249,302
Series EMTN, 2.38%, 5/19/2026	EUR	200,000	264,724
Series EMTN, 5.00%, 10/1/2060	GBP	200,000	452,453
EssilorLuxottica SA:
Series EMTN, 0.01%, 5/27/2023	EUR	400,000	476,966
Series EMTN, 0.13%, 5/27/2025	EUR	200,000	239,788
Series EMTN, 0.38%, 1/5/2026	EUR	500,000	606,054
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	120,872
0.75%, 11/27/2031	EUR	200,000	245,230
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	600,000	720,803
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	238,840
0.13%, 2/11/2028	EUR	200,000	239,220
0.38%, 2/11/2031	EUR	500,000	600,752
Series EMTN, 0.75%, 5/26/2024	EUR	500,000	608,966
Series EMTN, 1.00%, 2/11/2023	GBP	100,000	139,319
Series EMTN, 1.13%, 2/11/2027	GBP	200,000	277,926
Orange SA:
Series EMTN, 1.13%, 7/15/2024	EUR	300,000	368,834
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	127,876
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	128,930
Series EMTN, 2.00%, 1/15/2029	EUR	200,000	267,800
Series EMTN, 3.25%, 1/15/2032	GBP	100,000	156,999
Series EMTN, 8.13%, 1/28/2033	EUR	550,000	1,192,462
Pernod Ricard SA:
1.13%, 4/7/2025	EUR	300,000	371,282
1.75%, 4/8/2030	EUR	100,000	133,265
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	500,000	610,304
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	260,906

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	$ 263,061
Series EMTN, 1.75%, 9/10/2026	EUR	700,000	907,399
Series 20FX, 1.88%, 3/21/2038	EUR	200,000	284,182
Series EMTN, 2.50%, 11/14/2023	EUR	300,000	377,238
Societe Generale SA:
0.13%, 2/24/2026	EUR	600,000	714,106
Series EMTN, 0.75%, 5/26/2023	EUR	100,000	120,975
0.75%, 1/25/2027	EUR	100,000	119,903
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	245,225
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	122,623
1.25%, 6/12/2030	EUR	200,000	244,490
Series EMTN, 1.75%, 3/22/2029	EUR	500,000	634,884
Series ETMN, 2.13%, 9/27/2028	EUR	300,000	390,609
Series EMTN, 4.25%, 7/13/2022	EUR	300,000	373,116
EUR003M + .950%, 0.50%, 6/12/2029 (b)	EUR	100,000	115,998
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	600,000	816,608
TotalEnergies Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	200,000	239,897
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	123,191
Series EMTN, 1.49%, 4/8/2027	EUR	400,000	511,855
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	261,460
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	137,006
Series EMTN, 2.50%, 3/25/2026	EUR	200,000	265,896
Unibail-Rodamco-Westfield SE:
EMTN, 0.63%, 5/4/2027	EUR	100,000	119,965
EMTN, 1.38%, 12/4/2031	EUR	300,000	365,523
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	200,000	268,561
			42,786,575
GERMANY — 13.5%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	208,330
Security Description		Principal Amount	Value
Aroundtown SA EMTN, 0.01%, 7/16/2026	EUR	200,000	$ 231,572
BASF SE:
Series EMTN, 0.25%, 6/5/2027	EUR	400,000	482,007
0.88%, 11/15/2027	EUR	100,000	124,714
Series 10Y, 2.00%, 12/5/2022	EUR	200,000	245,125
Bayer AG:
0.05%, 1/12/2025	EUR	200,000	236,597
0.38%, 7/6/2024	EUR	100,000	119,872
0.75%, 1/6/2027	EUR	300,000	362,296
1.13%, 1/6/2030	EUR	600,000	730,120
1.38%, 7/6/2032	EUR	200,000	242,810
Bayer Capital Corp B.V. 2.13%, 12/15/2029 (a)	EUR	500,000	659,877
Bayer Capital Corp. B.V.:
0.63%, 12/15/2022	EUR	100,000	119,914
1.50%, 6/26/2026	EUR	400,000	500,991
BMW Finance NV:
Series EMTN, 0.01%, 4/14/2023	EUR	200,000	238,527
Series EMTN, 0.38%, 7/10/2023	EUR	557,000	669,074
Series EMTN, 0.50%, 11/22/2022	EUR	100,000	120,061
Series EMTN, 0.63%, 10/6/2023	EUR	400,000	483,743
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	123,188
Series EMTN, 1.50%, 2/6/2029	EUR	300,000	390,090
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	300,000	360,787
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	120,032
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	121,103
Series EMTN, 1.00%, 3/4/2026	EUR	500,000	616,413
Daimler AG:
Series EMTN, 1.00%, 11/15/2027	EUR	200,000	248,277
Series EMTN, 1.13%, 11/6/2031	EUR	300,000	372,392
Series EMTN, 1.38%, 5/11/2028	EUR	300,000	382,015
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	237,777
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	253,593
Series EMTN, 1.50%, 7/3/2029	EUR	400,000	515,820
Series EMTN, 1.63%, 8/22/2023	EUR	400,000	492,609

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 7/3/2037 (a)	EUR	250,000	$ 342,014
Series EMTN, 2.63%, 4/7/2025	EUR	300,000	391,539
Daimler International Finance B.V.:
Series EMTN, 0.63%, 2/27/2023	EUR	200,000	240,757
Series EMTN, 0.63%, 5/6/2027	EUR	200,000	243,454
Series EMTN, 0.85%, 2/28/2025	EUR	500,000	613,025
Series EMTN, 0.88%, 4/9/2024	EUR	300,000	365,642
Series EMTN, 1.00%, 11/11/2025	EUR	400,000	495,270
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	400,000	487,137
1.38%, 2/17/2032 (b)	EUR	200,000	240,477
Series EMTN, 1.63%, 1/20/2027	EUR	1,000,000	1,246,211
Series EMTN, 2.38%, 1/11/2023	EUR	200,000	246,523
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	144,220
EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (b)	EUR	600,000	751,441
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	300,000	363,703
Series EMTN, 1.75%, 3/25/2031 (a)	EUR	200,000	265,670
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.63%, 4/3/2023	EUR	300,000	361,339
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	121,838
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	125,996
Series EMTN, 1.38%, 1/30/2027	EUR	200,000	253,877
Series EMTN, 1.50%, 4/3/2028	EUR	350,000	450,184
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	269,421
Series EMTN, 4.25%, 7/13/2022	EUR	150,000	186,365
Series EMTN, 4.25%, 7/13/2022	EUR	200,000	248,486
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	300,000	386,181
Security Description		Principal Amount	Value
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	$ 202,797
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	106,166
Series EMTN, 6.25%, 6/3/2030	GBP	250,000	467,590
Series EMTN, 6.38%, 6/7/2032	GBP	340,000	664,468
Series EMTN, 6.75%, 1/27/2039	GBP	100,000	223,273
E.ON SE:
Series EMTN, 0.38%, 4/20/2023	EUR	100,000	119,839
Series EMTN, 0.38%, 9/29/2027	EUR	100,000	119,988
Grand City Properties SA EMTN, 0.13%, 1/11/2028	EUR	100,000	115,195
HeidelbergCement AG:
Series EMTN, 1.50%, 2/7/2025	EUR	100,000	124,549
Series EMTN, 2.25%, 3/30/2023	EUR	248,000	304,815
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	200,000	252,930
SAP SE:
Series EMTN, 1.13%, 2/20/2023	EUR	100,000	121,043
1.25%, 3/10/2028	EUR	100,000	127,589
1.63%, 3/10/2031 (a)	EUR	300,000	397,787
Series EMTN, 1.75%, 2/22/2027	EUR	250,000	324,837
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2023	EUR	300,000	357,810
Series EMTN, 0.01%, 2/20/2026	EUR	300,000	357,193
0.13%, 9/5/2029	EUR	300,000	354,904
Series EMTN, 0.38%, 9/6/2023	EUR	300,000	361,231
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	121,180
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	139,316
Series EMTN, 1.38%, 9/6/2030	EUR	400,000	522,304
Series EMTN, 2.88%, 3/10/2028	EUR	400,000	563,779
Traton Finance Luxembourg SA:
0.13%, 3/24/2025	EUR	200,000	237,666
0.75%, 3/24/2029	EUR	200,000	239,568

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	$ 124,157
Volkswagen International Finance NV:
Series EMTN, 0.88%, 1/16/2023	EUR	50,000	60,244
EMTN, 0.88%, 9/22/2028	EUR	200,000	245,199
1.13%, 10/2/2023	EUR	500,000	609,168
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	128,773
Series 10Y, 1.88%, 3/30/2027	EUR	1,100,000	1,415,770
3.25%, 11/18/2030	EUR	100,000	145,642
4.13%, 11/16/2038	EUR	200,000	330,558
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	244,505
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	123,974
Series EMTN, 2.38%, 9/6/2022	EUR	100,000	122,217
Series EMTN, 2.63%, 1/15/2024	EUR	335,000	424,216
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	371,478
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	125,516
Wintershall Dea Finance B.V.:
0.45%, 9/25/2023	EUR	200,000	239,331
0.45%, 9/25/2023	EUR	100,000	119,666
0.84%, 9/25/2025	EUR	100,000	120,787
1.33%, 9/25/2028	EUR	200,000	243,247
1.82%, 9/25/2031	EUR	200,000	245,640
			31,218,401
IRELAND — 0.1%
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	200,000	262,398
ITALY — 4.4%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	350,000	489,325
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	400,000	477,120
Series EMTN, 0.38%, 6/17/2027	EUR	600,000	719,517
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	245,646
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 9/16/2026	EUR	200,000	$ 249,441
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	125,702
Series EMTN, 5.63%, 8/14/2024	GBP	150,000	237,906
Series EMTN, 5.75%, 9/14/2040	GBP	250,000	520,620
Eni SpA:
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	127,016
Series EMTN, 3.63%, 1/29/2029	EUR	500,000	737,456
Series EMTN, 3.75%, 9/12/2025	EUR	550,000	754,919
Intesa Sanpaolo SpA:
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	244,157
Series EMTN, 1.38%, 1/18/2024	EUR	500,000	614,878
Series EMTN, 1.75%, 3/20/2028	EUR	400,000	506,329
Series EMTN, 1.75%, 7/4/2029	EUR	400,000	507,689
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	124,329
EMTN, 2.13%, 5/26/2025	EUR	100,000	127,286
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	129,939
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	245,443
Terna SPA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	121,683
Series EMTN, 1.38%, 7/26/2027	EUR	200,000	252,902
UniCredit SpA:
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	119,819
0.85%, 1/19/2031	EUR	200,000	232,845
Series EMTN, 1.00%, 1/18/2023	EUR	250,000	301,459
Series EMTN, 2.00%, 3/4/2023	EUR	157,000	192,753
Series EMTN, 2.13%, 10/24/2026	EUR	200,000	257,818
Series EMTN, 3 Month USD LIBOR + 1.35%, 1.20%, 1/20/2026 (a)(b)	EUR	300,000	362,979
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (b)	EUR	200,000	244,130
EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (b)	EUR	200,000	245,173

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (b)	EUR	550,000	$ 693,278
			10,209,557
JAPAN — 2.1%
Mizuho Financial Group, Inc. EMTN, 0.69%, 10/7/2030	EUR	200,000	237,820
NTT Finance Corp.:
0.01%, 3/3/2025	EUR	300,000	356,778
0.34%, 3/3/2030	EUR	200,000	236,252
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	909,534
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	903,620
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029 (a)	EUR	300,000	357,762
1.55%, 6/15/2026	EUR	200,000	253,252
Takeda Pharmaceutical Co., Ltd.:
Series REGS, 1.13%, 11/21/2022	EUR	300,000	362,414
1.38%, 7/9/2032	EUR	200,000	247,002
2.00%, 7/9/2040	EUR	200,000	254,971
Series REGS, 2.25%, 11/21/2026	EUR	200,000	261,987
Series REGS, 3.00%, 11/21/2030	EUR	350,000	497,344
			4,878,736
LUXEMBOURG — 0.2%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	300,000	374,685
MEXICO — 0.2%
America Movil SAB de CV:
Series EMTN, 0.75%, 6/26/2027	EUR	200,000	241,995
4.38%, 8/7/2041	GBP	100,000	178,852
			420,847
NETHERLANDS — 5.3%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	400,000	482,077
0.60%, 1/15/2027	EUR	500,000	601,682
Series EMTN, 1.00%, 4/16/2025	EUR	443,000	548,309
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	123,866
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	126,511
ASML Holding NV 1.38%, 7/7/2026	EUR	200,000	253,386
Security Description		Principal Amount	Value
Cooperatieve Rabobank UA:
Series GMTN, 0.50%, 12/6/2022	EUR	100,000	$ 120,184
Series EMTN, 0.63%, 2/27/2024	EUR	400,000	484,214
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	121,085
Series GMTN, 1.13%, 5/7/2031	EUR	200,000	252,861
Series GMTN, 1.25%, 3/23/2026	EUR	600,000	757,301
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	127,800
Series EMTN, 2.38%, 5/22/2023	EUR	370,000	461,689
4.13%, 7/14/2025	EUR	350,000	487,326
GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (b)	EUR	200,000	245,651
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	200,000	248,453
ING Groep NV:
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	121,850
Series EMTN, 1.38%, 1/11/2028	EUR	200,000	251,617
Series EMTN, 2.00%, 9/20/2028	EUR	500,000	656,392
2.13%, 1/10/2026	EUR	100,000	129,275
Series EMTN, 2.50%, 11/15/2030	EUR	300,000	422,976
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	298,831
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (b)	EUR	400,000	475,110
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (b)	EUR	400,000	464,589
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	150,000	257,427
LeasePlan Corp. NV EMTN, 0.13%, 9/13/2023	EUR	300,000	357,823
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	118,557
Series EMTN, 0.38%, 2/15/2025	EUR	200,000	241,758
EMTN, 0.50%, 5/11/2024	EUR	100,000	121,041
EMTN, 0.50%, 11/8/2031	EUR	100,000	117,655

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	$ 122,392
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	112,054
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	123,032
Series EMTN, 1.25%, 5/12/2028	EUR	300,000	380,547
Series EMTN, 1.25%, 11/11/2032	EUR	200,000	251,282
Series EMTN, 1.50%, 4/7/2028	EUR	300,000	386,768
Series EMTN, 1.50%, 4/7/2028	EUR	200,000	257,846
Series EMTN, 1.63%, 1/20/2027	EUR	400,000	515,516
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	128,565
Series EMTN, 1.88%, 4/7/2032	EUR	260,000	348,276
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	132,905
			12,236,479
NORWAY — 0.2%
DNB Bank ASA:
0.05%, 11/14/2023	EUR	200,000	239,028
EUR003M + .530%, 0.25%, 2/23/2029 (b)	EUR	200,000	233,835
			472,863
PORTUGAL — 0.1%
EDP Finance B.V. Series EMTN, 1.13%, 2/12/2024	EUR	200,000	244,971
SPAIN — 5.6%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	300,000	392,042
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	138,513
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	120,108
Series EMTN, 0.38%, 11/15/2026	EUR	300,000	360,360
Series GMTN, 0.50%, 1/14/2027	EUR	400,000	477,111
Series GMTN, 0.75%, 9/11/2022	EUR	100,000	120,144
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	244,224
1.00%, 6/21/2026	EUR	400,000	493,268
Series GMTN, 1.13%, 2/28/2024	EUR	100,000	122,322
Security Description		Principal Amount	Value
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	$ 124,451
Banco de Sabadell SA:
Series EMTN, 0.88%, 3/5/2023	EUR	100,000	120,293
Series REGS, 0.88%, 7/22/2025	EUR	100,000	120,898
Banco Santander SA:
0.20%, 2/11/2028	EUR	300,000	352,738
Series EMTN, 0.25%, 6/19/2024	EUR	300,000	359,390
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	119,443
Series EMTN, 1.13%, 1/17/2025	EUR	300,000	367,865
Series EMTN, 1.13%, 6/23/2027	EUR	200,000	247,077
Series EMTN, 1.38%, 12/14/2022	EUR	200,000	242,910
EMTN, 1.38%, 7/31/2024	GBP	200,000	280,294
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	124,293
Series EMTN, 1.38%, 1/5/2026	EUR	400,000	497,170
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	500,000	598,979
0.50%, 2/9/2029 (b)	EUR	200,000	233,501
Series EMTN, 1.13%, 1/12/2023	EUR	200,000	241,881
Series EMTN, 1.13%, 5/17/2024	EUR	400,000	490,294
Series EMTN, 1.13%, 3/27/2026	EUR	200,000	247,490
Series EMTN, 1.38%, 6/19/2026	EUR	300,000	371,617
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	377,447
EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (b)	EUR	300,000	363,319
Iberdrola Finanzas SA Series EMTN, 1.00%, 3/7/2025	EUR	300,000	369,822
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	125,238
Mapfre SA 1.63%, 5/19/2026	EUR	100,000	128,385
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	300,000	374,573
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	126,236

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	$ 122,005
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	120,007
Series EMTN, 0.38%, 1/17/2025	EUR	400,000	479,855
Telefonica Emisiones SA:
EMTN, 0.66%, 2/3/2030	EUR	100,000	120,037
Series EMTN, 1.07%, 2/5/2024	EUR	400,000	487,969
Series EMTN, 1.20%, 8/21/2027	EUR	400,000	501,318
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	252,943
Series EMTN, 1.46%, 4/13/2026	EUR	300,000	379,646
Series EMTN, 1.50%, 9/11/2025	EUR	200,000	251,308
Series EMTN, 1.53%, 1/17/2025	EUR	300,000	376,245
Series EMTN, 1.72%, 1/12/2028	EUR	300,000	388,302
			12,953,331
SWEDEN — 1.0%
Skandinaviska Enskilda Banken AB:
EMTN, 0.05%, 7/1/2024	EUR	300,000	358,712
Series GMTN, 0.25%, 5/19/2023	EUR	200,000	239,741
Series GMTN, 0.50%, 3/13/2023	EUR	100,000	120,389
Series EMTN, 0.63%, 11/12/2029 (a)	EUR	300,000	361,238
Svenska Handelsbanken AB:
0.50%, 2/18/2030	EUR	100,000	118,499
0.50%, 2/18/2030	EUR	200,000	236,998
Series EMTN, 1.13%, 12/14/2022	EUR	400,000	485,261
Series EMTN, 2.63%, 8/23/2022	EUR	200,000	245,608
Swedbank AB Series EMTN, 0.75%, 5/5/2025	EUR	200,000	244,620
			2,411,066
SWITZERLAND — 4.3%
Credit Suisse AG:
Series EMTN, 1.00%, 6/7/2023	EUR	100,000	121,320
Series EMTN, 1.50%, 4/10/2026	EUR	300,000	377,660
Credit Suisse Group AG:
0.63%, 1/18/2033 (a)	EUR	300,000	334,290
Security Description		Principal Amount	Value
EMTN, 0.65%, 9/10/2029	EUR	300,000	$ 350,694
Series EMTN, 1.00%, 4/14/2023	CHF	125,000	137,689
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (b)	EUR	300,000	365,123
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (b)	EUR	400,000	483,758
1 year GBP Swap + 1.23%, 2.13%, 9/12/2025 (b)	GBP	200,000	283,493
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (b)	EUR	300,000	391,955
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (b)	GBP	200,000	283,398
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (b)	EUR	400,000	474,133
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	200,000	266,157
Nestle Finance International, Ltd.:
0.38%, 5/12/2032	EUR	200,000	236,027
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	125,346
Series EMTN, 1.50%, 4/1/2030	EUR	300,000	393,618
Novartis Finance SA:
0.01%, 9/23/2028	EUR	400,000	468,285
0.13%, 9/20/2023	EUR	200,000	239,583
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	100,000	124,154
1.50%, 3/26/2030	EUR	300,000	391,159
2.00%, 3/26/2038	EUR	300,000	411,065
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	123,156
UBS AG:
Series EMTN, 0.63%, 1/23/2023	EUR	200,000	240,477
Series EMTN, 0.75%, 4/21/2023	EUR	300,000	362,273
UBS Group AG:
0.63%, 2/24/2033	EUR	300,000	349,980
Series EMTN, 1.25%, 9/1/2026 (a)	EUR	500,000	622,117
1.50%, 11/30/2024	EUR	300,000	369,190
1.75%, 11/16/2022	EUR	300,000	365,996

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (b)	EUR	400,000	$ 476,126
EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (b)	EUR	400,000	469,179
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (b)	EUR	200,000	245,350
			9,882,751
UNITED KINGDOM — 10.3%
Barclays PLC:
Series EMTN, 1.88%, 12/8/2023	EUR	100,000	124,337
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	145,634
Series EMTN, 3.25%, 2/12/2027	GBP	200,000	300,485
Series EMTN, 3.25%, 1/17/2033	GBP	300,000	460,359
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (b)	EUR	300,000	370,305
Series ., 1 year GBP Swap + 1.32%, 2.38%, 10/6/2023 (b)	GBP	200,000	282,306
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	300,000	387,473
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (b)	EUR	200,000	258,315
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	200,000	255,080
BG Energy Capital PLC:
Series EMTN, 5.00%, 11/4/2036	GBP	100,000	192,743
Series EMTN, 5.13%, 12/1/2025	GBP	100,000	163,692
5.13%, 12/1/2025	GBP	100,000	163,692
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	200,000	246,942
Series EMTN, 1.57%, 2/16/2027	EUR	400,000	509,554
1.88%, 4/7/2024	EUR	100,000	125,227
2.82%, 4/7/2032	EUR	300,000	427,155
Series EMTN, 2.97%, 2/27/2026	EUR	300,000	403,148
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	200,000	244,090
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	251,480
Security Description		Principal Amount	Value
Series EMTN, 1.75%, 3/10/2026	EUR	500,000	$ 634,431
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	143,308
Series EMTN, 2.63%, 9/22/2038	GBP	100,000	143,135
Series EMTN, 2.75%, 9/22/2046	GBP	200,000	287,872
Centrica PLC Series EMTN, 7.00%, 9/19/2033 (a)	GBP	100,000	210,735
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	200,000	243,594
CK Hutchison Finance 16, Ltd. Series A, 1.25%, 4/6/2023	EUR	200,000	242,616
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	239,219
0.75%, 4/17/2026	EUR	100,000	121,426
1.13%, 10/17/2028	EUR	400,000	490,507
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	93,463	143,145
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	200,000	284,059
easyJet FinCo B.V. 1.88%, 3/3/2028	EUR	100,000	118,602
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	125,824
Series EMTN, 1.25%, 10/12/2028	GBP	100,000	137,511
Series EMTN, 1.38%, 12/2/2024	EUR	250,000	312,355
Series EMTN, 1.63%, 5/12/2035	GBP	300,000	401,723
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	196,231
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	196,231
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	325,808
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	213,335
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	228,560
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	180,879
Series EMTN, 5.88%, 5/13/2043	GBP	100,000	200,776
Series REGS, 6.45%, 12/10/2031	GBP	250,000	473,713

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 6.75%, 12/3/2028	GBP	200,000	$ 348,874
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	400,000	487,894
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	399,139
2.63%, 8/16/2028	GBP	200,000	293,244
1 year GBP Swap + 1.04%, 2.26%, 11/13/2026 (b)	GBP	300,000	430,215
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (b)	GBP	200,000	297,719
1 year GBP Swap + 1.77%, 3.00%, 5/29/2030 (b)	GBP	200,000	298,117
3 Month USD LIBOR + 1.03%, 0.77%, 11/13/2031 (a)(b)	EUR	200,000	236,981
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (b)	EUR	250,000	307,860
Lloyds Bank Corporate Markets PLC:
Series EMTN, 0.25%, 10/4/2022	EUR	200,000	238,985
EMTN, 2.38%, 4/9/2026	EUR	200,000	262,443
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	212,580
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	400,000	509,973
Series EMTN, 2.25%, 10/16/2024	GBP	400,000	575,224
Series EMTN, 1 year GBP Swap + 0.47%, 0.63%, 1/15/2024 (b)	EUR	300,000	359,864
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (b)	EUR	200,000	266,791
UK 10 year Gilt + 1.30%, 1.88%, 1/15/2026 (b)	GBP	100,000	141,458
Logicor 2019-1 UK PLC:
1.88%, 11/17/2026	GBP	100,000	143,721
1.88%, 11/17/2026	GBP	100,000	143,721
Nationwide Building Society:
0.25%, 7/22/2025	EUR	200,000	239,388
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (b)	EUR	200,000	249,333
Natwest Group PLC:
Series EMTN, 2.50%, 3/22/2023	EUR	222,000	275,054
Security Description		Principal Amount	Value
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (b)	GBP	100,000	$ 146,825
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (b)	EUR	500,000	624,681
EUR003M + .949%, 0.78%, 2/26/2030 (b)	EUR	300,000	355,779
NatWest Markets PLC Series EMTN, 2.75%, 4/2/2025	EUR	400,000	522,603
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	200,000	243,468
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	133,371
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043 (a)	GBP	250,000	524,644
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	200,000	249,720
1.75%, 3/25/2030	EUR	100,000	133,548
University of Oxford 2.54%, 12/8/2117	GBP	150,000	259,687
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	300,000	372,626
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	128,761
EMTN, 1.63%, 11/24/2030	EUR	300,000	387,982
Series EMTN, 1.88%, 9/11/2025	EUR	150,000	191,136
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	167,734
Series EMTN, 3.00%, 8/12/2056	GBP	250,000	370,839
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	159,110
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	170,769
Western Power Distribution East Midlands PLC Series EMTN, 5.25%, 1/17/2023	GBP	100,000	147,965
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	190,019
			23,807,457
UNITED STATES — 28.0%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	182,295
1.50%, 9/27/2026	EUR	250,000	318,016

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
AbbVie, Inc. 1.38%, 5/17/2024	EUR	214,000	$ 263,416
Altria Group, Inc.:
1.00%, 2/15/2023	EUR	300,000	361,189
2.20%, 6/15/2027	EUR	200,000	256,018
3.13%, 6/15/2031	EUR	200,000	272,791
American Honda Finance Corp.:
0.35%, 8/26/2022	EUR	100,000	119,565
1.95%, 10/18/2024	EUR	300,000	379,309
American International Group, Inc. 1.88%, 6/21/2027	EUR	200,000	256,108
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	164,471
Apple, Inc.:
0.50%, 11/15/2031	EUR	200,000	240,539
0.88%, 5/24/2025	EUR	100,000	123,203
Series EMTN, 1.00%, 11/10/2022	EUR	400,000	483,450
Series EMTN, 1.00%, 11/10/2022	EUR	50,000	60,431
1.38%, 1/17/2024	EUR	100,000	123,627
1.38%, 5/24/2029	EUR	300,000	388,669
1.63%, 11/10/2026	EUR	440,000	567,753
3.05%, 7/31/2029	GBP	200,000	317,653
Series MTN, 3.70%, 8/28/2022	AUD	150,000	117,040
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	121,921
1.60%, 5/19/2028	EUR	600,000	762,544
1.80%, 9/5/2026	EUR	100,000	127,737
2.35%, 9/5/2029	EUR	200,000	268,579
2.40%, 3/15/2024	EUR	400,000	503,323
2.45%, 3/15/2035	EUR	100,000	133,314
2.50%, 3/15/2023	EUR	400,000	493,206
3.15%, 9/4/2036	EUR	603,000	868,520
3.50%, 12/17/2025	EUR	100,000	135,785
3.55%, 12/17/2032	EUR	100,000	149,518
4.25%, 6/1/2043	GBP	100,000	174,671
4.38%, 9/14/2029	GBP	50,000	82,611
4.88%, 6/1/2044	GBP	550,000	1,048,354
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	228,358
Bank of America Corp.:
0.69%, 3/22/2031 (b)	EUR	200,000	236,450
Series EMTN, 0.75%, 7/26/2023	EUR	100,000	120,966
Series EMTN, 1.63%, 9/14/2022	EUR	400,000	485,779
Series EMTN, 2.30%, 7/25/2025	GBP	200,000	291,903
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	474,799
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (b)	EUR	100,000	$ 119,156
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (b)	EUR	200,000	243,832
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (b)	EUR	400,000	510,355
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (b)	EUR	300,000	377,440
EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (b)	EUR	400,000	469,419
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (b)	EUR	700,000	860,968
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (b)	EUR	100,000	127,560
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (b)	EUR	200,000	286,409
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	200,000	296,606
2.63%, 6/19/2059	GBP	100,000	159,220
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	400,000	475,518
1.13%, 3/16/2027	EUR	300,000	374,870
1.30%, 3/15/2024	EUR	50,000	61,445
1.63%, 3/16/2035	EUR	200,000	260,782
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	300,000	385,512
2.38%, 9/23/2024	EUR	100,000	127,100
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	200,000	238,621
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	241,717
EMTN, 1.25%, 4/10/2029	EUR	300,000	374,641
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	127,535
1.75%, 1/28/2025	EUR	450,000	566,673
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	127,046
2.75%, 1/24/2024	GBP	100,000	144,882
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (b)	EUR	300,000	374,413
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (b)	EUR	600,000	742,500

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	$ 234,183
1.13%, 3/9/2027	EUR	300,000	376,727
1.63%, 3/9/2035	EUR	300,000	393,564
Comcast Corp.:
0.75%, 2/20/2032	EUR	300,000	356,999
1.88%, 2/20/2036	GBP	125,000	170,510
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	200,000	238,306
0.45%, 3/18/2028	EUR	300,000	358,446
0.75%, 9/18/2031	EUR	400,000	474,481
1.35%, 9/18/2039	EUR	200,000	240,983
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	130,283
2.50%, 1/16/2026	EUR	100,000	130,283
Digital Intrepid Holding B.V. 0.63%, 7/15/2031	EUR	200,000	229,069
Dow Chemical Co. 0.50%, 3/15/2027	EUR	200,000	238,879
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	200,000	263,317
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	400,000	478,157
0.52%, 6/26/2028	EUR	100,000	120,201
0.84%, 6/26/2032	EUR	200,000	236,622
1.41%, 6/26/2039	EUR	200,000	233,307
FedEx Corp. 1.63%, 1/11/2027	EUR	200,000	254,581
Fidelity National Information Services, Inc.:
0.75%, 5/21/2023	EUR	100,000	120,501
1.50%, 5/21/2027	EUR	300,000	377,351
2.00%, 5/21/2030	EUR	400,000	524,552
General Electric Co.:
0.88%, 5/17/2025	EUR	300,000	365,229
1.50%, 5/17/2029	EUR	300,000	375,038
2.13%, 5/17/2037	EUR	200,000	257,387
Goldman Sachs Group Inc:
EMTN, 0.25%, 1/26/2028	EUR	300,000	349,434
1.50%, 12/7/2027	GBP	100,000	138,126
Series EMTN, 2.00%, 11/1/2028	EUR	300,000	392,678
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	400,000	475,594
Series EMTN, 0.88%, 1/21/2030	EUR	400,000	482,994
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	367,711
Series EMTN, 1.38%, 5/15/2024	EUR	196,000	238,517
Series EMTN, 1.63%, 7/27/2026	EUR	300,000	379,532
Security Description		Principal Amount	Value
Series EMTN, 2.00%, 7/27/2023	EUR	300,000	$ 371,261
Series EMTN, 2.13%, 9/30/2024	EUR	100,000	126,515
Series EMTN, 3.00%, 2/12/2031	EUR	250,000	359,975
Series EMTN, 3.13%, 7/25/2029	GBP	100,000	153,286
Series EMTN, 3.25%, 2/1/2023	EUR	200,000	250,089
3.38%, 3/27/2025	EUR	500,000	664,644
Series EMTN, 4.25%, 1/29/2026	GBP	400,000	626,995
Honeywell International, Inc. 1.30%, 2/22/2023	EUR	200,000	243,404
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	300,000	356,431
0.38%, 1/31/2023	EUR	500,000	599,366
0.65%, 2/11/2032	EUR	400,000	472,259
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	122,690
0.95%, 5/23/2025	EUR	200,000	246,360
1.25%, 5/26/2023	EUR	230,000	280,640
1.50%, 5/23/2029	EUR	100,000	128,712
1.75%, 1/31/2031	EUR	200,000	263,603
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	133,446
Johnson & Johnson 1.65%, 5/20/2035	EUR	300,000	406,788
JPMorgan Chase & Co.:
0.60%, 2/17/2033 (b)	EUR	300,000	347,073
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	483,145
Series EMTN, 1.50%, 10/26/2022	EUR	300,000	364,739
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	125,009
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	127,299
Series EMTN, 2.75%, 8/24/2022	EUR	300,000	368,720
Series EMTN, 2.75%, 2/1/2023	EUR	200,000	248,804
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	139,508
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (b)	EUR	450,000	535,200
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (b)	EUR	700,000	863,943
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (b)	EUR	700,000	892,201

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (b)	EUR	300,000	$ 365,407
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (b)	EUR	300,000	364,380
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (b)	EUR	100,000	129,696
SONIA/N + 1.130%, 1.90%, 4/28/2033 (b)	GBP	100,000	139,098
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	200,000	243,880
Medtronic Global Holdings SCA:
0.01%, 3/15/2023	EUR	200,000	238,511
0.25%, 7/2/2025	EUR	300,000	360,274
Series 0000, 0.38%, 3/7/2023	EUR	200,000	239,896
Series 0000, 0.38%, 3/7/2023	EUR	200,000	239,896
0.38%, 10/15/2028 (a)	EUR	200,000	239,066
0.75%, 10/15/2032 (a)	EUR	200,000	238,648
1.13%, 3/7/2027	EUR	300,000	375,391
1.38%, 10/15/2040	EUR	100,000	120,670
1.50%, 7/2/2039	EUR	300,000	372,756
1.63%, 3/7/2031	EUR	100,000	130,695
1.63%, 10/15/2050	EUR	200,000	243,170
1.75%, 7/2/2049	EUR	100,000	125,998
2.25%, 3/7/2039	EUR	300,000	416,889
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	200,000	259,969
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	200,000	240,710
Microsoft Corp. 3.13%, 12/6/2028	EUR	300,000	434,788
Morgan Stanley:
Series GMTN, 1.00%, 12/2/2022	EUR	100,000	120,752
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	62,938
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	373,569
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	378,216
1.88%, 3/30/2023	EUR	200,000	246,003
Series GMTN, 1.88%, 4/27/2027	EUR	500,000	645,697
Series GMTN, 2.63%, 3/9/2027	GBP	100,000	148,061
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (b)	EUR	500,000	582,066
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (b)	EUR	540,000	$ 650,480
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (b)	EUR	100,000	124,556
3 Month USD LIBOR + 0.88%, 0.50%, 10/26/2029 (b)	EUR	300,000	353,838
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	120,340
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	243,310
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	300,000	470,232
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	200,000	267,670
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	400,000	490,619
2.00%, 8/16/2022	EUR	100,000	121,857
4.88%, 5/11/2027	EUR	100,000	152,616
4.88%, 5/11/2027	EUR	100,000	152,616
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	300,000	378,472
2.00%, 5/6/2032	EUR	100,000	134,250
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	200,000	240,494
Stellantis NV:
0.63%, 3/30/2027	EUR	200,000	238,176
2.75%, 5/15/2026	EUR	200,000	262,857
GMTN, 3.75%, 3/29/2024	EUR	400,000	521,744
3.88%, 1/5/2026	EUR	500,000	680,962
4.50%, 7/7/2028	EUR	300,000	443,721
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	148,000	179,977
Series EMTN, 1.88%, 10/1/2049	EUR	200,000	252,146
Toyota Motor Credit Corp.:
Series EMTN, 0.25%, 7/16/2026	EUR	200,000	240,123
Series EMTN, 0.75%, 7/21/2022	EUR	200,000	240,057
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	200,000	252,255
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	200,000	243,688
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	200,000	253,267

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	300,000	$ 367,425
0.88%, 4/8/2027	EUR	100,000	122,599
1.25%, 4/8/2030	EUR	300,000	374,697
1.30%, 5/18/2033	EUR	300,000	366,287
1.38%, 10/27/2026	EUR	300,000	377,995
1.38%, 11/2/2028	EUR	100,000	126,467
2.63%, 12/1/2031	EUR	200,000	281,163
Series 20Y, 2.88%, 1/15/2038	EUR	400,000	584,173
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	339,640
3.38%, 10/27/2036	GBP	100,000	160,103
3.38%, 10/27/2036	GBP	100,000	160,103
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	196,927
5.25%, 9/28/2035	GBP	168,000	340,838
5.63%, 3/27/2034	GBP	150,000	306,281
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	120,426
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	117,203
0.63%, 8/14/2030	EUR	200,000	234,327
Series EMTN, 1.00%, 2/2/2027	EUR	300,000	367,230
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	125,322
Series EMTN, 1.50%, 9/12/2022	EUR	100,000	121,211
Series EMTN, 1.50%, 5/24/2027	EUR	700,000	879,847
Series EMTN, 1.63%, 6/2/2025	EUR	400,000	502,226
Series EMTN, 2.00%, 7/28/2025	GBP	200,000	286,015
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	514,104
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	126,161
Series EMTN, 2.25%, 5/2/2023	EUR	200,000	247,879
Series EMTN, 2.63%, 8/16/2022	EUR	450,000	551,618
4.63%, 11/2/2035	GBP	150,000	270,646
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (b)	EUR	400,000	491,674
			64,931,748
TOTAL CORPORATE BONDS & NOTES (Cost $221,488,070)			228,779,310

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d)	12,186	$ 12,186
State Street Navigator Securities Lending Portfolio II (e) (f)	6,128,822	6,128,822
TOTAL SHORT-TERM INVESTMENTS (Cost $6,141,008)		6,141,008
TOTAL INVESTMENTS — 101.3% (Cost $227,629,078)		234,920,318
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(3,086,883)
NET ASSETS — 100.0%		$ 231,833,435
(a)	All or a portion of the shares of the security are on loan at June 30, 2021.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.
DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA/N	Sterling Overnight Index Average
AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$228,779,310	$—	$228,779,310
Short-Term Investments	6,141,008	—	—	6,141,008
TOTAL INVESTMENTS	$6,141,008	$228,779,310	$—	$234,920,318
Sector Breakdown as of June 30, 2021

% of Total Investments
Financial	46.3%
Consumer, Non-cyclical	15.0
Communications	10.1
Consumer, Cyclical	8.4
Energy	5.3
Utilities	3.9
Industrial	3.7
Technology	3.7
Basic Materials	0.9
Diversified	0.1
Short-Term Investments	2.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	42,458	$ 42,458	$ 7,835,575	$ 7,865,847	$—	$—	12,186	$ 12,186	$ 14
State Street Navigator Securities Lending Portfolio II	597,922	597,922	35,827,888	30,296,988	—	—	6,128,822	6,128,822	5,794
Total		$640,380	$43,663,463	$38,162,835	$—	$—		$6,141,008	$5,808
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	2,480,000	$ 1,851,242
Series 161, 0.25%, 11/21/2025	AUD	1,980,000	1,459,939
Series 164, 0.50%, 9/21/2026	AUD	2,520,000	1,858,998
Series 160, 1.00%, 12/21/2030	AUD	3,000,000	2,161,102
Series 163, 1.00%, 11/21/2031	AUD	2,300,000	1,637,895
Series 158, 1.25%, 5/21/2032	AUD	2,537,000	1,842,999
Series 157, 1.50%, 6/21/2031	AUD	2,272,000	1,706,694
Series 165, 1.75%, 11/21/2032	AUD	480,000	365,489
Series 162, 1.75%, 6/21/2051	AUD	1,250,000	828,702
Series 153, 2.25%, 11/21/2022	AUD	2,045,000	1,582,986
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,897,717
Series 155, 2.50%, 5/21/2030	AUD	2,827,000	2,321,465
Series 137, 2.75%, 4/21/2024	AUD	2,780,000	2,241,749
Series 148, 2.75%, 11/21/2027	AUD	1,350,000	1,121,633
Series 148, 2.75%, 11/21/2027	AUD	970,000	805,914
Series 152, 2.75%, 11/21/2028	AUD	2,546,000	2,123,560
Series 154, 2.75%, 11/21/2029	AUD	2,071,000	1,732,076
Series 145, 2.75%, 6/21/2035	AUD	674,000	566,309
Series 156, 2.75%, 5/21/2041	AUD	955,000	787,879
Series 150, 3.00%, 3/21/2047	AUD	1,005,000	863,355
Series 139, 3.25%, 4/21/2025	AUD	2,632,000	2,178,144
Series 138, 3.25%, 4/21/2029	AUD	3,128,000	2,700,938
Series 147, 3.25%, 6/21/2039	AUD	925,000	820,462
Series 144, 3.75%, 4/21/2037	AUD	914,000	858,361
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	2,253,083
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	1,191,726
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	$ 2,188,066
Series 133, 5.50%, 4/21/2023	AUD	2,635,000	2,171,621
Series 128, 5.75%, 7/15/2022	AUD	1,835,000	1,459,777
			45,579,881
AUSTRIA — 2.8%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	487,000	582,097
Zero Coupon, 4/20/2023 (a)	EUR	500,000	599,628
Zero Coupon, 7/15/2023 (a)	EUR	815,000	978,693
Zero Coupon, 7/15/2024 (a)	EUR	1,017,000	1,227,408
Zero Coupon, 2/20/2030 (a)	EUR	867,000	1,035,856
Zero Coupon, 2/20/2031 (a)	EUR	600,000	711,428
0.50%, 4/20/2027 (a)	EUR	940,000	1,172,439
0.50%, 2/20/2029 (a)	EUR	1,046,000	1,306,087
0.75%, 10/20/2026 (a)	EUR	1,341,000	1,689,527
0.75%, 2/20/2028 (a)	EUR	958,000	1,215,278
0.75%, 3/20/2051 (a)	EUR	450,000	550,364
0.85%, 6/30/2120 (a)	EUR	250,000	270,040
1.20%, 10/20/2025 (a)	EUR	864,000	1,101,530
1.50%, 2/20/2047 (a)	EUR	784,000	1,138,703
1.50%, 11/2/2086 (a)	EUR	210,000	324,949
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,389,589
1.75%, 10/20/2023 (a)	EUR	1,226,000	1,533,996
2.10%, 9/20/2117 (a)	EUR	560,000	1,093,915
2.40%, 5/23/2034 (a)	EUR	856,000	1,303,662
3.15%, 6/20/2044 (a)	EUR	833,000	1,567,205
3.40%, 11/22/2022 (a)	EUR	1,002,000	1,255,234
3.80%, 1/26/2062 (a)	EUR	447,000	1,099,637
4.15%, 3/15/2037 (a)	EUR	1,208,000	2,289,387
4.85%, 3/15/2026 (a)	EUR	880,000	1,309,186
6.25%, 7/15/2027	EUR	825,000	1,374,494
			28,120,332
BELGIUM — 4.5%
Belgium Government Bond:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	850,000	1,028,579
Series 92, Zero Coupon, 10/22/2031	EUR	500,000	586,612
Series 89, 0.10%, 6/22/2030	EUR	900,000	1,081,509
Series 79, 0.20%, 10/22/2023 (a)	EUR	855,000	1,033,828

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 90, 0.40%, 6/22/2040 (a)	EUR	500,000	$ 570,270
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,170,000	1,439,010
Series 93, 0.65%, 6/22/2071 (a)	EUR	400,000	393,207
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,777,000	2,221,244
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,200,000	1,522,483
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,741,099
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,467,000	1,885,504
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	2,023,783
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,499,000	1,950,205
Series 86, 1.25%, 4/22/2033	EUR	967,000	1,292,690
Series 84, 1.45%, 6/22/2037 (a)	EUR	420,000	574,461
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,035,000	1,448,424
Series 88, 1.70%, 6/22/2050 (a)	EUR	750,000	1,073,774
Series 76, 1.90%, 6/22/2038 (a)	EUR	695,000	1,012,715
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	918,850
Series 68, 2.25%, 6/22/2023	EUR	1,206,000	1,513,135
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	980,319
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,641,502
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	1,336,935
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,664,826
Series 66, 4.00%, 3/28/2032	EUR	859,000	1,447,540
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,140,000	1,435,199
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	3,643,467
Series 64, 4.50%, 3/28/2026 (a)	EUR	911,000	1,339,807
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,802,000	3,500,330
Series 31, 5.50%, 3/28/2028	EUR	1,697,000	2,817,294
			45,118,601
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	2,310,000	1,864,785
Security Description		Principal Amount	Value
0.25%, 11/1/2022	CAD	2,150,000	$ 1,733,914
0.25%, 2/1/2023	CAD	2,995,000	2,413,375
0.25%, 5/1/2023	CAD	720,000	579,325
0.25%, 4/1/2024	CAD	1,265,000	1,010,427
0.25%, 3/1/2026	CAD	1,100,000	858,889
0.50%, 9/1/2025	CAD	3,460,000	2,750,349
0.50%, 12/1/2030	CAD	2,000,000	1,488,856
1.00%, 9/1/2022	CAD	2,230,000	1,815,272
1.00%, 6/1/2027	CAD	1,249,000	1,003,664
1.25%, 3/1/2025	CAD	1,470,000	1,207,387
1.25%, 6/1/2030	CAD	3,339,000	2,676,523
1.25%, 6/1/2031	CAD	500,000	405,987
1.50%, 6/1/2023	CAD	1,585,000	1,305,610
1.50%, 9/1/2024	CAD	1,589,000	1,315,452
1.50%, 6/1/2026	CAD	1,403,000	1,161,000
1.75%, 3/1/2023	CAD	2,362,000	1,949,694
2.00%, 9/1/2023	CAD	2,779,000	2,316,063
2.00%, 6/1/2028	CAD	1,350,000	1,151,187
2.00%, 12/1/2051	CAD	3,630,000	3,038,436
2.25%, 3/1/2024	CAD	1,523,000	1,283,454
2.25%, 6/1/2025	CAD	910,000	776,032
2.25%, 6/1/2029	CAD	1,435,000	1,247,473
2.50%, 6/1/2024	CAD	1,180,000	1,003,870
2.75%, 12/1/2048	CAD	1,117,000	1,082,546
2.75%, 12/1/2064	CAD	385,000	389,189
3.50%, 12/1/2045	CAD	1,423,000	1,536,118
4.00%, 6/1/2041	CAD	1,008,000	1,127,194
5.00%, 6/1/2037	CAD	1,020,000	1,214,264
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,318,361
5.75%, 6/1/2033	CAD	1,370,000	1,611,614
Series A55, 8.00%, 6/1/2023	CAD	390,000	360,127
Series VW17, 8.00%, 6/1/2027	CAD	370,000	416,530
Series A-76, 9.00%, 6/1/2025	CAD	330,000	350,317
			45,763,284
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	50,000,000	59,436
2.50%, 3/1/2025	CLP	395,000,000	526,789
4.00%, 3/1/2023 (a)	CLP	225,000,000	318,178
4.50%, 3/1/2026	CLP	310,000,000	443,760
4.70%, 9/1/2030 (a)	CLP	340,000,000	469,298
5.00%, 3/1/2035	CLP	415,000,000	570,887
5.10%, 7/15/2050	CLP	95,000,000	126,210
Series 30YR, 6.00%, 1/1/2043	CLP	280,000,000	425,282
			2,939,840

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
CHINA — 4.6%
China Government Bond:
Series INBK, 2.64%, 8/13/2022	CNY	6,500,000	$ 1,004,423
Series 1904, 3.19%, 4/11/2024	CNY	10,800,000	1,690,648
Series 1907, 3.25%, 6/6/2026	CNY	25,000,000	3,921,328
Series 1827, 3.25%, 11/22/2028	CNY	88,700,000	13,867,607
Series 1823, 3.29%, 10/18/2023	CNY	89,400,000	14,039,531
Series INBK, 3.39%, 3/16/2050	CNY	2,000,000	292,634
Series 1824, 4.08%, 10/22/2048	CNY	63,930,000	10,590,965
			45,407,136
COLOMBIA — 0.5%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	4,600,000,000	1,182,973
Series B, 7.00%, 6/30/2032	COP	7,930,000,000	2,068,949
Series B, 7.50%, 8/26/2026	COP	6,635,000,000	1,881,299
			5,133,221
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	120,921
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	343,763
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	64,781
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	147,458
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	159,838
Series EMTN, 3.75%, 7/26/2023	EUR	110,000	141,733
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	141,694
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	99,186
			1,219,374
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 100, 0.25%, 2/10/2027	CZK	6,160,000	263,887
Series 97, 0.45%, 10/25/2023	CZK	10,650,000	484,040
Security Description		Principal Amount	Value
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	$ 463,751
Series 95, 1.00%, 6/26/2026	CZK	10,420,000	468,907
Series 121, 1.20%, 3/13/2031	CZK	25,630,000	1,125,439
Series 120, 1.25%, 2/14/2025	CZK	10,100,000	463,548
Series 125, 1.50%, 4/24/2040	CZK	2,300,000	96,893
Series 103, 2.00%, 10/13/2033	CZK	9,500,000	448,398
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	500,193
Series 78, 2.50%, 8/25/2028	CZK	14,130,000	688,074
Series 105, 2.75%, 7/23/2029	CZK	17,630,000	877,707
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	274,144
Series 52, 4.70%, 9/12/2022	CZK	7,960,000	388,664
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	120,417
Series 58, 5.70%, 5/25/2024	CZK	9,490,000	495,049
			7,159,111
DENMARK — 1.0%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	3,070,000	494,933
Series 30Y, 0.25%, 11/15/2052 (a)	DKK	3,400,000	503,980
Series 10Y, 0.50%, 11/15/2027	DKK	7,703,000	1,287,168
Series 10YR, 0.50%, 11/15/2029 (a)	DKK	11,413,000	1,910,882
1.50%, 11/15/2023	DKK	5,805,000	970,861
1.75%, 11/15/2025	DKK	6,968,000	1,217,370
4.50%, 11/15/2039	DKK	10,686,000	2,997,305
7.00%, 11/10/2024	DKK	1,002,000	200,397
			9,582,896
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	118,743
FINLAND — 1.2%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	495,000	595,406
Zero Coupon, 9/15/2024 (a)	EUR	305,000	368,931
0.13%, 4/15/2036 (a)	EUR	400,000	463,305

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.25%, 9/15/2040 (a)	EUR	397,000	$ 457,805
0.50%, 4/15/2026 (a)	EUR	531,000	659,999
0.50%, 9/15/2027 (a)	EUR	590,000	737,333
0.50%, 9/15/2028 (a)	EUR	512,000	641,256
0.50%, 9/15/2029 (a)	EUR	773,000	967,710
0.75%, 4/15/2031 (a)	EUR	522,000	666,784
0.88%, 9/15/2025 (a)	EUR	393,000	494,329
1.13%, 4/15/2034 (a)	EUR	443,000	589,557
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	489,000	707,761
1.50%, 4/15/2023 (a)	EUR	430,000	529,641
1.63%, 9/15/2022 (a)	EUR	440,000	536,073
2.00%, 4/15/2024 (a)	EUR	497,000	633,442
2.63%, 7/4/2042 (a)	EUR	534,000	919,912
2.75%, 7/4/2028 (a)	EUR	565,000	816,034
4.00%, 7/4/2025 (a)	EUR	561,000	789,157
			11,574,435
FRANCE — 4.6%
France Government Bond OAT:
Zero Coupon, 2/25/2023	EUR	500,000	599,201
Zero Coupon, 3/25/2023	EUR	706,000	846,539
Zero Coupon, 3/25/2024	EUR	900,000	1,085,221
Zero Coupon, 3/25/2025	EUR	805,000	973,504
Zero Coupon, 2/25/2026	EUR	800,000	968,152
Zero Coupon, 11/25/2029	EUR	991,000	1,181,764
Zero Coupon, 11/25/2030	EUR	950,000	1,123,232
Zero Coupon, 11/25/2031	EUR	300,000	351,043
0.25%, 11/25/2026	EUR	847,000	1,039,093
0.50%, 5/25/2025	EUR	820,000	1,011,473
0.50%, 5/25/2026	EUR	768,000	952,939
0.50%, 5/25/2029	EUR	813,000	1,011,573
0.50%, 5/25/2040 (a)	EUR	451,000	523,721
0.50%, 5/25/2072 (a)	EUR	150,000	137,009
0.75%, 5/25/2028	EUR	1,058,000	1,339,680
0.75%, 11/25/2028	EUR	821,000	1,040,982
0.75%, 5/25/2052 (a)	EUR	600,000	679,734
1.00%, 11/25/2025	EUR	870,000	1,099,539
1.00%, 5/25/2027	EUR	1,113,000	1,423,837
1.25%, 5/25/2034	EUR	835,000	1,108,935
1.25%, 5/25/2036 (a)	EUR	660,000	876,336
1.50%, 5/25/2031	EUR	1,095,000	1,483,081
1.50%, 5/25/2050 (a)	EUR	830,000	1,143,504
1.75%, 5/25/2023	EUR	1,104,000	1,368,988
1.75%, 11/25/2024	EUR	1,000,000	1,280,275
1.75%, 6/25/2039 (a)	EUR	550,000	791,425
1.75%, 5/25/2066 (a)	EUR	285,000	424,946
Security Description		Principal Amount	Value
2.00%, 5/25/2048 (a)	EUR	615,000	$ 938,515
2.25%, 10/25/2022	EUR	750,000	923,588
2.25%, 5/25/2024	EUR	740,000	950,929
2.50%, 5/25/2030	EUR	1,111,000	1,617,035
2.75%, 10/25/2027	EUR	1,115,000	1,580,563
3.25%, 5/25/2045	EUR	585,000	1,080,213
3.50%, 4/25/2026	EUR	810,000	1,145,616
4.00%, 10/25/2038	EUR	726,000	1,365,897
4.00%, 4/25/2055 (a)	EUR	374,000	839,596
4.00%, 4/25/2060	EUR	382,000	895,595
4.25%, 10/25/2023	EUR	1,050,000	1,387,599
4.50%, 4/25/2041	EUR	810,000	1,665,130
4.75%, 4/25/2035	EUR	615,000	1,169,616
5.50%, 4/25/2029	EUR	755,000	1,294,812
5.75%, 10/25/2032	EUR	745,000	1,442,749
6.00%, 10/25/2025	EUR	700,000	1,066,588
8.50%, 4/25/2023	EUR	201,000	278,134
			45,507,901
GERMANY — 4.6%
Bundesrepublik Deutschland:
Zero Coupon, 9/16/2022	EUR	496,000	593,062
Zero Coupon, 8/15/2026	EUR	887,000	1,083,396
Zero Coupon, 8/15/2029	EUR	800,000	977,186
Zero Coupon, 8/15/2030	EUR	1,647,000	2,006,863
Series G, Zero Coupon, 8/15/2030	EUR	200,000	244,831
Zero Coupon, 2/15/2031	EUR	600,000	728,908
Zero Coupon, 8/15/2050	EUR	850,000	926,571
0.25%, 2/15/2027	EUR	1,082,000	1,341,276
0.25%, 8/15/2028	EUR	630,000	785,015
0.50%, 8/15/2027	EUR	1,020,000	1,285,924
0.50%, 2/15/2028	EUR	595,000	752,223
1.25%, 8/15/2048	EUR	849,000	1,270,001
Series 98, 4.75%, 7/4/2028	EUR	419,000	683,815
Series 08, 4.75%, 7/4/2040	EUR	100,000	224,568
Series 94, 6.25%, 1/4/2024	EUR	465,000	648,349
Federal Republic of Germany:
Series 176, Zero Coupon, 10/7/2022	EUR	660,000	789,561
Series 177, Zero Coupon, 4/14/2023	EUR	965,000	1,158,562
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	729,110
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	664,560

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 180, Zero Coupon, 10/18/2024	EUR	800,000	$ 969,782
Series 181, Zero Coupon, 4/11/2025	EUR	750,000	911,478
Series 182, Zero Coupon, 10/10/2025	EUR	670,000	816,213
Series G, Zero Coupon, 10/10/2025	EUR	205,000	250,011
Series 183, Zero Coupon, 4/10/2026	EUR	450,000	548,877
Zero Coupon, 2/15/2030	EUR	831,000	1,014,583
Zero Coupon, 5/15/2035	EUR	650,000	771,868
0.25%, 2/15/2029	EUR	866,000	1,079,385
0.50%, 2/15/2025	EUR	798,000	986,989
0.50%, 2/15/2026	EUR	853,000	1,064,643
1.00%, 8/15/2024	EUR	765,000	955,677
1.00%, 8/15/2025	EUR	868,000	1,100,118
1.50%, 9/4/2022	EUR	520,000	632,693
1.50%, 2/15/2023	EUR	560,000	687,819
1.50%, 5/15/2023	EUR	695,000	858,323
1.50%, 5/15/2024	EUR	774,000	976,320
1.75%, 7/4/2022	EUR	936,000	1,137,198
1.75%, 2/15/2024	EUR	650,000	820,867
2.00%, 8/15/2023	EUR	550,000	689,971
2.50%, 7/4/2044	EUR	882,000	1,604,390
2.50%, 8/15/2046	EUR	929,000	1,723,068
3.25%, 7/4/2042	EUR	614,000	1,206,118
Series 05, 4.00%, 1/4/2037	EUR	742,000	1,433,108
Series 2007, 4.25%, 7/4/2039	EUR	450,000	940,186
Series 03, 4.75%, 7/4/2034	EUR	655,000	1,279,107
Series 08, 4.75%, 7/4/2040	EUR	493,000	1,107,118
Series 00, 5.50%, 1/4/2031	EUR	690,000	1,282,590
Series 98, 5.63%, 1/4/2028	EUR	425,000	710,704
Series 00, 6.25%, 1/4/2030	EUR	183,000	342,760
Series 97, 6.50%, 7/4/2027	EUR	400,000	679,671
			45,475,416
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
1.10%, 1/17/2023	HKD	1,700,000	222,286
1.25%, 6/29/2027	HKD	450,000	59,144
1.68%, 1/21/2026	HKD	1,350,000	181,326
1.89%, 3/2/2032	HKD	300,000	40,752
1.97%, 1/17/2029	HKD	600,000	82,301
2.02%, 3/7/2034	HKD	300,000	41,150
2.13%, 7/16/2030	HKD	450,000	62,448
Security Description		Principal Amount	Value
2.22%, 8/7/2024	HKD	800,000	$ 108,745
			798,152
HUNGARY — 0.5%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	32,000,000	103,685
Series 23/C, 1.50%, 8/23/2023	HUF	46,000,000	156,055
Series 26/E, 1.50%, 4/22/2026	HUF	112,000,000	369,145
Series 22/B, 1.75%, 10/26/2022	HUF	89,020,000	303,792
Series 29/A, 2.00%, 5/23/2029	HUF	17,000,000	55,861
Series 33/A, 2.25%, 4/20/2033	HUF	40,000,000	126,733
Series 24/C, 2.50%, 10/24/2024	HUF	105,000,000	363,353
Series 26/D, 2.75%, 12/22/2026	HUF	99,080,000	345,200
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	414,688
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	389,144
Series 30/A, 3.00%, 8/21/2030	HUF	141,000,000	496,489
Series 38/A, 3.00%, 10/27/2038	HUF	41,500,000	136,346
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	143,695
Series 31/A, 3.25%, 10/22/2031	HUF	85,000,000	303,867
Series 25/B, 5.50%, 6/24/2025	HUF	113,650,000	436,319
Series 23/A, 6.00%, 11/24/2023	HUF	122,760,000	458,520
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	402,368
			5,005,260
INDONESIA — 2.1%
Indonesia Treasury Bond:
Series FR63, 5.63%, 5/15/2023	IDR	15,921,000,000	1,121,936
Series FR64, 6.13%, 5/15/2028	IDR	63,860,000,000	4,399,734
Series FR65, 6.63%, 5/15/2033	IDR	60,700,000,000	4,164,062
Series FR59, 7.00%, 5/15/2027	IDR	36,050,000,000	2,633,142
Series FR75, 7.50%, 5/15/2038	IDR	75,700,000,000	5,343,376
Series FR70, 8.38%, 3/15/2024	IDR	42,770,000,000	3,220,345
			20,882,595

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
IRELAND — 1.6%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	425,000	$ 507,815
0.20%, 5/15/2027	EUR	650,000	792,357
0.20%, 10/18/2030	EUR	850,000	1,020,039
0.40%, 5/15/2035	EUR	400,000	475,973
0.55%, 4/22/2041	EUR	400,000	461,611
0.90%, 5/15/2028	EUR	768,000	978,251
1.00%, 5/15/2026	EUR	1,100,000	1,393,392
1.10%, 5/15/2029	EUR	900,000	1,165,490
1.30%, 5/15/2033	EUR	554,000	737,814
1.35%, 3/18/2031	EUR	715,000	953,058
1.50%, 5/15/2050	EUR	650,000	894,757
1.70%, 5/15/2037	EUR	555,000	781,521
2.00%, 2/18/2045	EUR	765,000	1,161,869
2.40%, 5/15/2030	EUR	750,000	1,078,873
3.40%, 3/18/2024	EUR	764,000	1,003,435
3.90%, 3/20/2023	EUR	715,000	913,297
5.40%, 3/13/2025	EUR	969,000	1,400,831
			15,720,383
ISRAEL — 0.9%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,600,000	490,888
Series 0425, 0.50%, 4/30/2025	ILS	2,450,000	756,128
Series 0722, 0.75%, 7/31/2022	ILS	1,795,000	552,313
Series 0330, 1.00%, 3/31/2030	ILS	1,575,000	478,145
Series 1122, 1.25%, 11/30/2022	ILS	1,350,000	420,891
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	534,849
Series 0537, 1.50%, 5/31/2037	ILS	1,500,000	435,696
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	617,083
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	525,995
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	572,089
Series 0324, 3.75%, 3/31/2024	ILS	1,517,000	510,453
Series 0347, 3.75%, 3/31/2047	ILS	2,085,000	818,642
Series 0323, 4.25%, 3/31/2023	ILS	1,469,000	483,184
Series 0142, 5.50%, 1/31/2042	ILS	1,955,000	948,129
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	594,660
			8,739,145
Security Description		Principal Amount	Value
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 1/15/2024	EUR	500,000	$ 596,561
0.35%, 2/1/2025	EUR	475,000	572,440
0.50%, 2/1/2026	EUR	550,000	665,342
0.65%, 10/15/2023	EUR	370,000	448,349
0.90%, 8/1/2022	EUR	370,000	445,102
0.90%, 4/1/2031	EUR	594,000	712,595
0.95%, 3/1/2023	EUR	435,000	527,338
0.95%, 3/15/2023	EUR	365,000	442,641
0.95%, 8/1/2030	EUR	250,000	302,932
1.00%, 7/15/2022	EUR	400,000	481,435
1.25%, 12/1/2026	EUR	688,000	862,651
1.35%, 4/1/2030	EUR	500,000	628,022
1.45%, 11/15/2024	EUR	334,000	417,361
1.45%, 5/15/2025	EUR	350,000	439,322
1.45%, 3/1/2036 (a)	EUR	251,000	306,746
1.60%, 6/1/2026	EUR	657,000	835,878
1.65%, 12/1/2030 (a)	EUR	600,000	770,169
1.70%, 9/1/2051 (a)	EUR	400,000	459,215
1.75%, 7/1/2024	EUR	400,000	501,873
1.80%, 3/1/2041 (a)	EUR	200,000	247,627
1.85%, 5/15/2024	EUR	355,000	445,895
2.00%, 2/1/2028	EUR	670,000	878,522
2.05%, 8/1/2027	EUR	590,000	773,421
2.20%, 6/1/2027	EUR	610,000	805,346
2.25%, 9/1/2036 (a)	EUR	295,000	398,253
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	485,016
2.45%, 9/1/2033 (a)	EUR	470,000	647,828
2.50%, 11/15/2025	EUR	478,000	628,536
2.80%, 12/1/2028	EUR	558,000	773,182
2.80%, 3/1/2067 (a)	EUR	245,000	342,968
2.95%, 9/1/2038 (a)	EUR	327,000	480,236
3.00%, 8/1/2029	EUR	602,000	851,076
3.10%, 3/1/2040 (a)	EUR	473,000	709,552
3.45%, 3/1/2048 (a)	EUR	441,000	711,379
3.85%, 9/1/2049 (a)	EUR	280,000	483,584
7.25%, 11/1/2026	EUR	316,000	515,978
9.00%, 11/1/2023	EUR	250,000	360,810
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	300,000	358,242
0.30%, 8/15/2023 (a)	EUR	650,000	780,933
0.60%, 6/15/2023	EUR	350,000	422,868
1.45%, 9/15/2022	EUR	360,000	436,516
1.50%, 6/1/2025	EUR	354,000	445,459
1.65%, 3/1/2032 (a)	EUR	627,000	802,604
1.85%, 7/1/2025 (a)	EUR	400,000	509,890
2.00%, 12/1/2025	EUR	407,000	524,730
2.10%, 7/15/2026	EUR	150,000	195,474
Series CAC, 2.45%, 9/1/2050 (a)	EUR	350,000	474,519
2.50%, 12/1/2024	EUR	542,000	700,546

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
2.70%, 3/1/2047 (a)	EUR	335,000	$ 476,352
3.25%, 9/1/2046 (a)	EUR	481,000	748,560
3.35%, 3/1/2035 (a)	EUR	600,000	907,783
3.50%, 3/1/2030 (a)	EUR	770,000	1,133,761
3.75%, 9/1/2024	EUR	430,000	573,374
4.00%, 2/1/2037 (a)	EUR	762,000	1,246,456
4.50%, 5/1/2023	EUR	430,000	555,676
4.50%, 3/1/2024	EUR	665,000	888,069
4.50%, 3/1/2026 (a)	EUR	757,000	1,083,678
4.75%, 8/1/2023 (a)	EUR	530,000	695,487
4.75%, 9/1/2028 (a)	EUR	731,000	1,128,515
4.75%, 9/1/2044 (a)	EUR	407,000	771,974
5.00%, 3/1/2025 (a)	EUR	550,000	774,411
5.00%, 8/1/2034 (a)	EUR	452,000	789,782
5.00%, 8/1/2039 (a)	EUR	579,000	1,079,873
5.00%, 9/1/2040 (a)	EUR	470,000	884,543
5.25%, 11/1/2029	EUR	757,000	1,238,964
5.50%, 9/1/2022	EUR	400,000	507,139
5.50%, 11/1/2022	EUR	650,000	831,469
5.75%, 2/1/2033	EUR	439,000	795,139
6.00%, 5/1/2031	EUR	550,000	976,599
6.50%, 11/1/2027	EUR	530,000	870,934
			45,565,500
JAPAN — 22.9%
Government of Japan 5 Year Bond:
Series 133, 0.10%, 9/20/2022	JPY	146,150,000	1,320,051
Series 134, 0.10%, 12/20/2022	JPY	285,150,000	2,576,884
Series 135, 0.10%, 3/20/2023	JPY	187,300,000	1,693,631
Series 136, 0.10%, 6/20/2023	JPY	115,000,000	1,040,419
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,703,872
Series 138, 0.10%, 12/20/2023	JPY	274,350,000	2,485,538
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,492,939
Series 140, 0.10%, 6/20/2024	JPY	153,000,000	1,387,904
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	1,556,964
Series 142, 0.10%, 12/20/2024	JPY	180,000,000	1,634,580
Series 143, 0.10%, 3/20/2025	JPY	563,000,000	5,115,088
Series 144, 0.10%, 6/20/2025	JPY	283,100,000	2,573,636
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,727,921
Series 146, 0.10%, 12/20/2025	JPY	139,000,000	1,264,000
Security Description		Principal Amount	Value
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	$ 2,096,431
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,728,505
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,861,501
Series 345, 0.10%, 12/20/2026	JPY	262,250,000	2,387,470
Series 346, 0.10%, 3/20/2027	JPY	377,250,000	3,435,222
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,794,761
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,722,150
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	2,006,838
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,529,584
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,799,903
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,944,518
Series 353, 0.10%, 12/20/2028	JPY	195,000,000	1,776,347
Series 354, 0.10%, 3/20/2029	JPY	160,000,000	1,457,140
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,911,645
Series 356, 0.10%, 9/20/2029	JPY	325,000,000	2,956,273
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	2,408,757
Series 358, 0.10%, 3/20/2030	JPY	152,500,000	1,385,072
Series 359, 0.10%, 6/20/2030	JPY	565,000,000	5,128,626
Series 361, 0.10%, 12/20/2030	JPY	257,950,000	2,336,052
Series 337, 0.30%, 12/20/2024	JPY	116,750,000	1,067,465
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,872,794
Series 338, 0.40%, 3/20/2025	JPY	364,450,000	3,347,824
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	3,141,252
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,736,302
Series 335, 0.50%, 9/20/2024	JPY	219,250,000	2,015,188
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	908,655
Series 328, 0.60%, 3/20/2023	JPY	375,550,000	3,424,513

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	$ 704,822
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	2,246,411
Series 333, 0.60%, 3/20/2024	JPY	238,250,000	2,188,921
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	2,328,307
Series 326, 0.70%, 12/20/2022	JPY	85,000,000	774,887
Series 325, 0.80%, 9/20/2022	JPY	226,500,000	2,063,213
Series 327, 0.80%, 12/20/2022	JPY	160,600,000	1,466,208
Series 329, 0.80%, 6/20/2023	JPY	254,400,000	2,333,127
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,799,651
Government of Japan 2 Year Bond:
Series 414, 0.10%, 7/1/2022	JPY	111,000,000	1,002,220
Series 416, 0.10%, 9/1/2022	JPY	230,500,000	2,082,018
Series 417, 0.10%, 10/1/2022	JPY	95,000,000	858,278
Series 418, 0.10%, 11/1/2022	JPY	95,000,000	858,432
Series 419, 0.10%, 12/1/2022	JPY	100,000,000	903,784
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	1,113,090
Series 169, 0.30%, 6/20/2039	JPY	45,000,000	399,401
Series 170, 0.30%, 9/20/2039	JPY	145,600,000	1,288,742
Series 171, 0.30%, 12/20/2039	JPY	110,400,000	975,616
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	863,822
Series 168, 0.40%, 3/20/2039	JPY	100,000,000	904,613
Series 172, 0.40%, 3/20/2040	JPY	245,000,000	2,202,152
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	617,094
Series 174, 0.40%, 9/20/2040	JPY	80,000,000	716,475
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	840,980
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,293,342
Series 165, 0.50%, 6/20/2038	JPY	360,000,000	3,326,408
Security Description		Principal Amount	Value
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	$ 783,365
Series 175, 0.50%, 12/20/2040	JPY	15,000,000	136,584
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	850,116
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	915,778
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	753,444
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	903,580
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	970,854
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	905,072
Series 62, 0.80%, 6/20/2023	JPY	60,000,000	550,244
Series 61, 1.00%, 3/20/2023	JPY	47,500,000	436,076
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	1,335,167
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,325,464
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	969,190
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	1,073,092
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	1,137,552
Series 60, 1.40%, 12/20/2022	JPY	50,000,000	460,456
Series 150, 1.40%, 9/20/2034	JPY	292,350,000	3,046,298
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	690,528
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	1,155,610
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	1,052,257
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	1,051,338
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	632,165
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,590,022
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	1,059,546
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,380,209
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,665,849
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,870,934
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	995,589

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	$ 1,419,909
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,767,855
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,786,304
Series 58, 1.90%, 9/20/2022	JPY	46,500,000	429,200
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	520,243
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	530,179
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	562,564
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	513,078
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	338,604
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	291,645
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	302,657
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	676,021
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	443,403
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	643,932
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	821,363
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	438,225
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	925,664
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	562,575
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	522,993
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	1,018,157
Series 117, 2.10%, 3/20/2030	JPY	99,600,000	1,060,809
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	457,032
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	871,954
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	862,358
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	524,169
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	801,788
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	529,198
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	514,970
Security Description		Principal Amount	Value
Series 102, 2.40%, 6/20/2028	JPY	58,600,000	$ 619,030
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	506,175
Series 63, 0.40%, 6/20/2049	JPY	55,000,000	463,622
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	504,072
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	438,940
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	502,570
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	552,387
Series 62, 0.50%, 3/20/2049	JPY	100,000,000	867,673
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	538,898
Series 67, 0.60%, 6/20/2050	JPY	95,000,000	838,001
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	793,004
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	522,968
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	685,575
Series 69, 0.70%, 12/20/2050	JPY	90,000,000	813,722
Series 50, 0.80%, 3/20/2046	JPY	49,650,000	471,185
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	763,236
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	421,530
Series 56, 0.80%, 9/20/2047	JPY	48,750,000	459,266
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	642,758
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	725,998
Series 60, 0.90%, 9/20/2048	JPY	51,650,000	496,085
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	905,058
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	640,134
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	545,603
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	760,465
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	1,143,916
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	449,667

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 41, 1.70%, 12/20/2043	JPY	103,000,000	$ 1,160,052
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	559,722
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	1,134,641
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	757,555
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	570,605
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	800,456
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	983,079
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	621,042
Series 13, 2.00%, 12/20/2033	JPY	60,000,000	662,454
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	1,058,089
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	1,105,935
Series 36, 2.00%, 3/20/2042	JPY	121,750,000	1,425,415
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	896,695
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	349,191
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	216,370
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	1,168,455
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	767,912
Series 26, 2.40%, 3/20/2037	JPY	40,000,000	476,929
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	603,735
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	234,275
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	355,770
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	476,922
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	360,003
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	581,206
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	148,600,000	1,202,925
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	620,651
Series 13, 0.50%, 3/20/2060	JPY	92,000,000	758,604
Security Description		Principal Amount	Value
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	$ 668,970
Series 10, 0.90%, 3/20/2057	JPY	121,750,000	1,151,826
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	635,124
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	867,686
Series 6, 1.90%, 3/20/2053	JPY	44,000,000	529,415
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	488,750
Series 2, 2.20%, 3/20/2049	JPY	41,650,000	523,197
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	373,605
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	480,947
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	543,919
Japan Government 10 Year Bond Series 362, 0.10%, 3/20/2031	JPY	50,000,000	452,185
Japan Government 2 Year Bond Series 420, 0.10%, 1/1/2023	JPY	190,000,000	1,717,344
Japan Government 20 Year Bond Series 176, 0.50%, 3/20/2041	JPY	30,000,000	272,757
Japan Government 30 Year Bond Series 70, 0.70%, 3/20/2051	JPY	50,000,000	451,077
Japan Government Ten Year Bond Series 360, 0.10%, 9/20/2030	JPY	400,000,000	3,626,993
			227,503,478
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	300,000	366,426
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	126,892
1.38%, 5/16/2036	EUR	250,000	340,275
Series 7, 2.25%, 2/15/2047	EUR	100,000	166,574
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	129,705
			1,129,872
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	150,000	187,889
Series EMTN, 0.95%, 5/26/2027	EUR	170,000	214,200
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	190,417

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	$ 89,071
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	134,417
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	280,679
Series EMTN, 3.38%, 1/22/2024	EUR	100,000	130,330
			1,227,003
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
Zero Coupon, 11/13/2026	EUR	150,000	181,313
0.63%, 2/1/2027	EUR	450,000	561,651
2.13%, 7/10/2023	EUR	290,000	362,834
2.25%, 3/19/2028	EUR	80,000	110,877
			1,216,675
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	750,000	170,627
Series 0313, 3.48%, 3/15/2023	MYR	3,200,000	790,590
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,270,072
Series 0215, 3.80%, 9/30/2022	MYR	1,730,000	426,905
Series 0116, 3.80%, 8/17/2023	MYR	1,500,000	374,710
Series 0413, 3.84%, 4/15/2033	MYR	1,000,000	244,626
Series 0219, 3.89%, 8/15/2029	MYR	7,450,000	1,885,723
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	254,017
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	715,645
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	927,970
Series 0217, 4.06%, 9/30/2024	MYR	500,000	126,700
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	328,668
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	444,399
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	338,867
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	595,841
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	677,159
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	742,670
Security Description		Principal Amount	Value
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	$ 423,032
Malaysia Government Investment Issue:
Series 0719, 3.15%, 5/15/2023	MYR	1,000,000	245,981
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	315,366
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	317,585
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	467,532
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	332,563
Series 0115, 4.19%, 7/15/2022	MYR	565,000	139,409
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	257,387
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	753,300
Series 0116, 4.39%, 7/7/2023	MYR	125,000	31,402
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	466,301
Series 0219, 4.47%, 9/15/2039	MYR	1,600,000	392,472
Series 0513, 4.58%, 8/30/2033	MYR	2,178,000	569,061
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	423,787
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	543,349
Series 0615, 4.79%, 10/31/2035	MYR	920,000	241,494
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	792,529
Series 0913, 4.94%, 12/6/2028	MYR	725,000	195,102
			17,222,841
MEXICO — 1.4%
Mexican Bonos:
Series M, 5.75%, 3/5/2026	MXN	28,795,000	1,406,075
Series M, 6.75%, 3/9/2023	MXN	22,650,000	1,157,931
Series M 20, 7.50%, 6/3/2027	MXN	26,185,000	1,370,608
Series M, 7.75%, 5/29/2031	MXN	19,180,000	1,016,813
Series M, 7.75%, 11/23/2034	MXN	9,290,000	492,297
Series M, 7.75%, 11/13/2042	MXN	19,010,000	980,256
Series M, 8.00%, 12/7/2023	MXN	25,290,000	1,330,670
Series M, 8.00%, 9/5/2024	MXN	20,900,000	1,104,513

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series M, 8.00%, 11/7/2047	MXN	18,120,000	$ 958,634
Series M 20, 8.50%, 5/31/2029	MXN	26,260,000	1,450,924
Series M 30, 8.50%, 11/18/2038	MXN	18,105,000	1,002,788
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,338,331
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	392,313
			14,002,153
NETHERLANDS — 3.7%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,419,000	1,712,450
Zero Coupon, 1/15/2027 (a)	EUR	1,200,000	1,459,048
Zero Coupon, 7/15/2030 (a)	EUR	2,099,000	2,528,998
Zero Coupon, 7/15/2031 (a)	EUR	300,000	359,045
Zero Coupon, 1/15/2052 (a)	EUR	750,000	795,653
0.25%, 7/15/2025 (a)	EUR	1,355,000	1,661,915
0.25%, 7/15/2029 (a)	EUR	1,088,000	1,343,310
0.50%, 7/15/2026 (a)	EUR	1,691,000	2,109,456
0.50%, 1/15/2040 (a)	EUR	1,372,000	1,715,519
0.75%, 7/15/2027 (a)	EUR	1,380,000	1,755,127
0.75%, 7/15/2028 (a)	EUR	1,598,000	2,043,101
1.75%, 7/15/2023 (a)	EUR	1,659,000	2,066,330
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,597,175
2.25%, 7/15/2022 (a)	EUR	1,335,000	1,631,372
2.50%, 1/15/2033 (a)	EUR	1,420,000	2,181,908
2.75%, 1/15/2047 (a)	EUR	1,450,000	2,774,995
3.75%, 1/15/2023 (a)	EUR	1,276,000	1,617,893
3.75%, 1/15/2042 (a)	EUR	1,469,000	2,989,737
4.00%, 1/15/2037 (a)	EUR	1,374,000	2,613,641
5.50%, 1/15/2028 (a)	EUR	1,112,000	1,833,534
Netherlands Government Bond Zero Coupon, 1/15/2038 (a)	EUR	300,000	344,261
			37,134,468
NEW ZEALAND — 0.7%
New Zealand Government Bond:
0.25%, 5/15/2028	NZD	350,000	225,105
0.50%, 5/15/2024	NZD	980,000	679,968
0.50%, 5/15/2026	NZD	100,000	67,779
1.50%, 5/15/2031	NZD	1,140,000	776,684
1.75%, 5/15/2041	NZD	600,000	364,882
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	801,762
Series 0437, 2.75%, 4/15/2037	NZD	780,000	577,857
Security Description		Principal Amount	Value
Series 0429, 3.00%, 4/20/2029	NZD	1,380,000	$ 1,067,375
Series 0433, 3.50%, 4/14/2033	NZD	630,000	511,135
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	957,754
Series 0423, 5.50%, 4/15/2023	NZD	1,540,000	1,171,340
			7,201,641
NORWAY — 0.5%
Norway Government Bond:
Series 482, 1.38%, 8/19/2030 (a)	NOK	7,220,000	842,056
Series 478, 1.50%, 2/19/2026 (a)	NOK	3,312,000	391,657
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,090,000	488,089
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	401,959
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,990,000	479,814
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,090,000	964,003
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	438,755
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	624,519
			4,630,852
PERU — 0.3%
Peru Government Bond:
5.94%, 2/12/2029	PEN	2,200,000	627,554
6.15%, 8/12/2032	PEN	2,000,000	547,083
6.35%, 8/12/2028	PEN	2,000,000	584,059
6.90%, 8/12/2037	PEN	2,750,000	760,662
8.20%, 8/12/2026	PEN	1,650,000	534,706
			3,054,064
POLAND — 1.2%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	2,800,000	734,458
Series 0423, Zero Coupon, 4/25/2023	PLN	2,100,000	547,809
Series 1026, 0.25%, 10/25/2026	PLN	1,000,000	246,283
Series 0425, 0.75%, 4/25/2025	PLN	2,200,000	575,268
Series 1030, 1.25%, 10/25/2030	PLN	2,000,000	508,608
Series 1024, 2.25%, 10/25/2024	PLN	3,150,000	868,201
Series 0123, 2.50%, 1/25/2023	PLN	3,170,000	862,303

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 0424, 2.50%, 4/25/2024	PLN	2,950,000	$ 816,105
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	1,143,189
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	761,767
Series 0428, 2.75%, 4/25/2028	PLN	3,020,000	860,069
Series 1029, 2.75%, 10/25/2029	PLN	3,950,000	1,135,820
Series 0725, 3.25%, 7/25/2025	PLN	2,840,000	812,179
Series 1023, 4.00%, 10/25/2023	PLN	2,430,000	690,958
Series 0447, 4.00%, 4/25/2047	PLN	1,115,000	382,210
Series 0922, 5.75%, 9/23/2022	PLN	2,234,000	627,128
Series 0429, 5.75%, 4/25/2029	PLN	885,000	303,694
			11,876,049
PORTUGAL — 1.9%
Portugal Obrigacoes do Tesouro OT:
0.48%, 10/18/2030 (a)	EUR	985,000	1,190,231
0.70%, 10/15/2027 (a)	EUR	639,000	796,767
0.90%, 10/12/2035 (a)	EUR	378,000	459,569
1.00%, 4/12/2052 (a)	EUR	150,000	161,898
1.95%, 6/15/2029 (a)	EUR	1,079,000	1,469,329
2.13%, 10/17/2028 (a)	EUR	1,121,000	1,536,900
2.20%, 10/17/2022 (a)	EUR	775,000	952,946
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	1,018,849
2.88%, 10/15/2025 (a)	EUR	1,185,000	1,604,563
2.88%, 7/21/2026 (a)	EUR	1,020,000	1,405,805
3.88%, 2/15/2030 (a)	EUR	629,000	982,783
4.10%, 4/15/2037 (a)	EUR	1,183,000	2,101,115
4.10%, 2/15/2045 (a)	EUR	380,000	728,721
4.13%, 4/14/2027 (a)	EUR	830,000	1,232,492
4.95%, 10/25/2023 (a)	EUR	1,074,000	1,438,509
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,518,897
			18,599,374
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,000,000	491,997
Series 3Y, 4.00%, 8/8/2022	RON	4,670,000	1,147,102
Series 8Y, 4.15%, 1/26/2028	RON	2,050,000	525,188
Series 4.3Y, 4.40%, 9/25/2023	RON	2,050,000	515,614
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	420,503
Security Description		Principal Amount	Value
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	$ 1,167,277
			4,267,681
RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	10,400,000	137,988
Series 6232, 6.00%, 10/6/2027	RUB	46,500,000	606,294
Series 6233, 6.10%, 7/18/2035	RUB	27,000,000	337,255
Series 6223, 6.50%, 2/28/2024	RUB	40,195,000	547,460
Series 6224, 6.90%, 5/23/2029	RUB	38,776,000	528,722
Series 6211, 7.00%, 1/25/2023	RUB	15,530,000	213,710
Series 6215, 7.00%, 8/16/2023	RUB	30,120,000	414,637
Series 6212, 7.05%, 1/19/2028	RUB	28,910,000	398,249
Series 6222, 7.10%, 10/16/2024	RUB	40,190,000	555,001
Series 6229, 7.15%, 11/12/2025	RUB	17,900,000	247,658
Series 6225, 7.25%, 5/10/2034	RUB	32,430,000	450,024
Series 6220, 7.40%, 12/7/2022	RUB	35,630,000	494,406
Series 6227, 7.40%, 7/17/2024	RUB	47,999,000	667,566
Series 6209, 7.60%, 7/20/2022	RUB	29,160,000	404,830
Series 6228, 7.65%, 4/10/2030	RUB	91,450,000	1,302,604
Series 6221, 7.70%, 3/23/2033	RUB	40,451,000	580,626
Series 6230, 7.70%, 3/16/2039	RUB	27,000,000	391,035
Series 6219, 7.75%, 9/16/2026	RUB	27,880,000	395,643
Series 6226, 7.95%, 10/7/2026	RUB	35,000,000	500,779
Series 6207, 8.15%, 2/3/2027	RUB	40,165,000	581,121
Series 6218, 8.50%, 9/17/2031	RUB	30,040,000	453,373
			10,208,981
SINGAPORE — 0.9%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	350,000	257,384
1.63%, 7/1/2031 (c)	SGD	450,000	333,985
1.75%, 2/1/2023	SGD	610,000	463,259
1.88%, 3/1/2050	SGD	650,000	485,696

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
2.00%, 2/1/2024	SGD	130,000	$ 100,339
2.13%, 6/1/2026	SGD	545,000	428,584
2.25%, 8/1/2036	SGD	715,000	558,016
2.38%, 6/1/2025	SGD	590,000	466,575
2.38%, 7/1/2039	SGD	250,000	199,693
2.63%, 5/1/2028	SGD	490,000	397,774
2.75%, 7/1/2023	SGD	1,015,000	789,075
2.75%, 4/1/2042	SGD	460,000	390,805
2.75%, 3/1/2046	SGD	660,000	570,049
2.88%, 7/1/2029	SGD	640,000	530,064
2.88%, 9/1/2030	SGD	850,000	702,853
3.00%, 9/1/2024	SGD	750,000	599,353
3.13%, 9/1/2022	SGD	1,090,000	836,921
3.38%, 9/1/2033	SGD	550,000	481,178
3.50%, 3/1/2027	SGD	730,000	614,488
			9,206,091
SLOVAKIA — 0.6%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	110,000	132,140
Series 231, 0.63%, 5/22/2026	EUR	186,000	231,893
Series 234, 1.00%, 6/12/2028	EUR	284,000	366,023
Series 228, 1.38%, 1/21/2027	EUR	450,000	584,940
Series 229, 1.63%, 1/21/2031	EUR	360,000	495,650
Series 232, 1.88%, 3/9/2037	EUR	265,000	379,894
Series 233, 2.00%, 10/17/2047	EUR	290,000	433,067
Series 235, 2.25%, 6/12/2068	EUR	70,000	119,152
Series 225, 3.00%, 2/28/2023	EUR	302,000	379,893
Series 223, 3.38%, 11/15/2024	EUR	495,000	665,884
Series 227, 3.63%, 1/16/2029	EUR	763,000	1,167,337
Series 216, 4.35%, 10/14/2025	EUR	282,000	405,539
			5,361,412
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	380,404
Series RS81, 1.19%, 3/14/2029	EUR	200,000	260,136
Series RS79, 1.25%, 3/22/2027	EUR	312,000	403,375
Series RS74, 1.50%, 3/25/2035	EUR	383,000	517,541
Security Description		Principal Amount	Value
Series RS78, 1.75%, 11/3/2040	EUR	280,000	$ 397,976
Series RS75, 2.13%, 7/28/2025	EUR	230,000	302,319
Series RS77, 2.25%, 3/3/2032	EUR	190,000	273,642
Series RS76, 3.13%, 8/7/2045	EUR	345,000	619,842
Series RS66, 4.63%, 9/9/2024	EUR	210,000	291,379
Series RS70, 5.13%, 3/30/2026	EUR	135,000	202,864
			3,649,478
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	2,475,000,000	2,170,036
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	991,462
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	552,257
Series 7009, 1.63%, 9/10/2070	KRW	300,000,000	219,354
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	771,625
Series 2209, 2.00%, 9/10/2022	KRW	1,678,690,000	1,506,929
Series 3106, 2.00%, 6/10/2031	KRW	750,000,000	659,381
Series 4603, 2.00%, 3/10/2046	KRW	1,625,000,000	1,383,198
Series 4903, 2.00%, 3/10/2049	KRW	7,764,000,000	6,584,627
Series 2706, 2.13%, 6/10/2027	KRW	3,649,870,000	3,275,308
Series 4703, 2.13%, 3/10/2047	KRW	3,020,330,000	2,633,077
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	953,336
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	1,134,989
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	834,621
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	445,510
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	874,392
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	1,215,348
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,524,554
Series 4212, 3.00%, 12/10/2042	KRW	1,421,780,000	1,429,946
Series 2309, 3.38%, 9/10/2023	KRW	3,009,090,000	2,792,968
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,861,027

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 3312, 3.75%, 12/10/2033	KRW	2,286,250,000	$ 2,365,064
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,691,366
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	3,366,759
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	4,696,520
			45,933,654
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	725,000	867,715
Zero Coupon, 1/31/2025	EUR	850,000	1,021,321
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	868,000	1,050,663
0.35%, 7/30/2023	EUR	772,000	931,553
0.45%, 10/31/2022	EUR	705,000	847,263
0.50%, 4/30/2030 (a)	EUR	400,000	483,023
0.60%, 10/31/2029 (a)	EUR	1,550,000	1,894,902
0.80%, 7/30/2027 (a)	EUR	800,000	997,807
1.00%, 10/31/2050 (a)	EUR	550,000	588,948
1.20%, 10/31/2040 (a)	EUR	550,000	661,655
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,476,448
1.30%, 10/31/2026 (a)	EUR	1,101,000	1,409,700
1.40%, 4/30/2028 (a)	EUR	520,000	673,790
1.40%, 7/30/2028 (a)	EUR	997,000	1,293,897
1.45%, 10/31/2027 (a)	EUR	812,000	1,053,367
1.45%, 4/30/2029 (a)	EUR	710,000	926,616
1.50%, 4/30/2027 (a)	EUR	763,000	990,561
1.60%, 4/30/2025 (a)	EUR	642,000	819,128
1.85%, 7/30/2035 (a)	EUR	898,000	1,216,267
1.95%, 4/30/2026 (a)	EUR	885,000	1,161,061
1.95%, 7/30/2030 (a)	EUR	965,000	1,312,646
2.15%, 10/31/2025 (a)	EUR	851,000	1,117,711
2.35%, 7/30/2033 (a)	EUR	893,000	1,272,438
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	588,000	914,515
2.75%, 10/31/2024 (a)	EUR	735,000	964,458
2.90%, 10/31/2046 (a)	EUR	750,000	1,199,931
3.45%, 7/30/2066 (a)	EUR	688,000	1,254,625
3.80%, 4/30/2024 (a)	EUR	835,000	1,109,797
4.20%, 1/31/2037 (a)	EUR	615,000	1,088,742
4.40%, 10/31/2023 (a)	EUR	898,000	1,187,390
4.65%, 7/30/2025 (a)	EUR	825,000	1,179,755
4.70%, 7/30/2041 (a)	EUR	840,000	1,645,811
4.80%, 1/31/2024 (a)	EUR	579,000	780,596
4.90%, 7/30/2040 (a)	EUR	585,000	1,162,238
5.15%, 10/31/2028 (a)	EUR	675,000	1,096,991
5.15%, 10/31/2044 (a)	EUR	578,000	1,237,905
5.40%, 1/31/2023 (a)	EUR	830,000	1,076,981
5.75%, 7/30/2032	EUR	1,125,000	2,090,328
5.90%, 7/30/2026 (a)	EUR	912,000	1,419,436
Security Description		Principal Amount	Value
6.00%, 1/31/2029	EUR	942,000	$ 1,615,579
			45,093,558
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	4,970,000	567,550
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	219,451
Series 1060, 0.75%, 5/12/2028	SEK	4,435,000	540,260
Series 1061, 0.75%, 11/12/2029 (a)	SEK	6,365,000	775,695
Series 1059, 1.00%, 11/12/2026	SEK	7,120,000	877,879
Series 1057, 1.50%, 11/13/2023 (a)	SEK	8,105,000	986,931
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	272,738
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	851,665
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	728,212
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	230,398
			6,050,779
SWITZERLAND — 0.7%
Swiss Confederation Government Bond Zero Coupon, 6/26/2034	CHF	150,000	163,464
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	328,000	364,893
Zero Coupon, 7/24/2039	CHF	170,000	183,784
0.50%, 5/27/2030	CHF	195,000	226,085
0.50%, 6/27/2032	CHF	170,000	197,931
0.50%, 6/28/2045	CHF	120,000	145,082
0.50%, 5/24/2055	CHF	130,000	162,973
0.50%, 5/30/2058	CHF	184,000	234,280
1.25%, 6/11/2024	CHF	685,000	785,095
1.25%, 5/28/2026	CHF	250,000	294,967
1.25%, 6/27/2037	CHF	340,000	442,932
1.50%, 7/24/2025	CHF	210,000	247,343
1.50%, 4/30/2042	CHF	385,000	544,369
2.00%, 6/25/2064	CHF	198,000	394,801
2.25%, 6/22/2031	CHF	220,000	297,935
2.50%, 3/8/2036	CHF	245,000	364,424
3.25%, 6/27/2027	CHF	270,000	358,605
3.50%, 4/8/2033	CHF	300,000	464,997
4.00%, 4/8/2028	CHF	576,000	814,345
4.00%, 1/6/2049	CHF	275,000	619,170
			7,307,475

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
THAILAND — 1.6%
Thailand Government Bond:
0.75%, 6/17/2024	THB	13,400,000	$ 419,753
1.45%, 12/17/2024	THB	3,000,000	96,215
2.00%, 12/17/2022	THB	26,365,000	840,555
2.13%, 12/17/2026	THB	38,250,000	1,268,185
2.40%, 12/17/2023	THB	22,500,000	733,668
2.88%, 6/17/2046	THB	22,850,000	748,436
3.30%, 6/17/2038	THB	16,000,000	562,287
3.40%, 6/17/2036	THB	17,710,000	628,287
3.58%, 12/17/2027	THB	16,000,000	567,062
3.63%, 6/16/2023	THB	20,640,000	682,584
3.78%, 6/25/2032	THB	46,500,000	1,720,481
3.85%, 12/12/2025	THB	35,350,000	1,251,026
4.00%, 6/17/2066	THB	28,530,000	1,106,694
4.26%, 12/12/2037	THB	56,550,000	2,161,919
4.68%, 6/29/2044	THB	18,340,000	785,758
4.75%, 12/20/2024	THB	5,000,000	177,990
4.85%, 6/17/2061	THB	19,010,000	851,018
4.88%, 6/22/2029	THB	33,455,000	1,308,196
			15,910,114
UNITED KINGDOM — 5.4%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	710,000	981,742
0.13%, 1/31/2024	GBP	470,000	648,363
0.13%, 1/30/2026	GBP	970,000	1,327,110
0.13%, 1/31/2028	GBP	200,000	269,105
0.25%, 7/31/2031	GBP	300,000	390,996
0.38%, 10/22/2030	GBP	844,000	1,126,302
0.50%, 7/22/2022	GBP	555,000	770,531
0.50%, 10/22/2061	GBP	350,000	382,041
0.63%, 6/7/2025	GBP	911,000	1,277,116
0.63%, 7/31/2035	GBP	300,000	390,264
0.63%, 10/22/2050	GBP	700,000	821,677
0.75%, 7/22/2023	GBP	760,000	1,064,601
0.88%, 10/22/2029	GBP	1,368,000	1,922,480
1.00%, 4/22/2024	GBP	775,000	1,095,826
1.25%, 7/22/2027	GBP	570,000	825,199
1.25%, 10/22/2041	GBP	450,000	625,451
1.50%, 7/22/2026	GBP	920,000	1,343,796
1.50%, 7/22/2047	GBP	475,000	694,100
1.63%, 10/22/2028	GBP	1,236,000	1,839,302
1.63%, 10/22/2054	GBP	520,000	796,796
1.63%, 10/22/2071	GBP	390,000	653,523
1.75%, 9/7/2022	GBP	738,000	1,039,959
1.75%, 9/7/2037	GBP	853,000	1,288,390
1.75%, 1/22/2049	GBP	748,000	1,157,276
1.75%, 7/22/2057	GBP	781,000	1,254,318
2.00%, 9/7/2025	GBP	775,000	1,147,816
2.25%, 9/7/2023	GBP	896,000	1,296,357
2.50%, 7/22/2065	GBP	445,000	903,135
2.75%, 9/7/2024	GBP	800,000	1,194,804
Security Description		Principal Amount	Value
3.25%, 1/22/2044	GBP	740,000	$ 1,430,560
3.50%, 1/22/2045	GBP	540,000	1,092,701
3.50%, 7/22/2068	GBP	460,000	1,186,195
3.75%, 7/22/2052	GBP	584,000	1,332,699
4.00%, 1/22/2060	GBP	560,000	1,454,330
4.25%, 12/7/2027	GBP	720,000	1,232,662
4.25%, 6/7/2032	GBP	830,000	1,553,764
4.25%, 3/7/2036	GBP	615,000	1,221,451
4.25%, 9/7/2039	GBP	449,000	936,591
4.25%, 12/7/2040	GBP	797,000	1,690,945
4.25%, 12/7/2046	GBP	638,000	1,460,434
4.25%, 12/7/2049	GBP	556,000	1,325,947
4.25%, 12/7/2055	GBP	515,000	1,321,793
4.50%, 9/7/2034	GBP	760,000	1,507,968
4.50%, 12/7/2042	GBP	550,000	1,233,828
4.75%, 12/7/2030	GBP	920,000	1,737,247
4.75%, 12/7/2038	GBP	590,000	1,285,709
5.00%, 3/7/2025	GBP	978,000	1,587,265
6.00%, 12/7/2028	GBP	445,000	856,984
			53,977,449
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $983,371,631)			987,176,348
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (d) (e) (Cost $31,271)	31,271	31,271
TOTAL INVESTMENTS — 99.2% (Cost $983,402,902)		987,207,619
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		7,608,132
NET ASSETS — 100.0%		$ 994,815,751
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.5% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	When-issued security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2021.

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$987,176,348	$—	$987,176,348
Short-Term Investment	31,271	—	—	31,271
TOTAL INVESTMENTS	$31,271	$987,176,348	$—	$987,207,619
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,640	$3,640	$15,707,197	$15,679,566	$—	$—	31,271	$31,271	$63
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 153, 2.25%, 11/21/2022	AUD	2,850,000	$ 2,206,117
Series 137, 2.75%, 4/21/2024	AUD	3,600,000	2,902,984
Series 133, 5.50%, 4/21/2023	AUD	3,090,000	2,546,607
Series 128, 5.75%, 7/15/2022	AUD	2,445,000	1,945,044
			9,600,752
AUSTRIA — 2.9%
Austria Government Bond:
Zero Coupon, 9/20/2022 (a)	EUR	800,000	956,217
Zero Coupon, 4/20/2023 (a)	EUR	800,000	959,405
Zero Coupon, 7/15/2023 (a)	EUR	848,000	1,018,322
1.75%, 10/20/2023 (a)	EUR	1,370,000	1,714,171
3.40%, 11/22/2022 (a)	EUR	1,130,000	1,415,583
			6,063,698
BELGIUM — 3.3%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	1,025,000	1,239,385
Series 68, 2.25%, 6/22/2023	EUR	1,350,000	1,693,808
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,450,000	1,886,036
Series 65, 4.25%, 9/28/2022 (a)	EUR	1,770,000	2,228,335
			7,047,564
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2022	CAD	1,540,000	1,243,190
0.25%, 11/1/2022	CAD	1,970,000	1,588,749
0.25%, 2/1/2023	CAD	875,000	705,076
0.25%, 4/1/2024	CAD	1,450,000	1,158,197
1.00%, 9/1/2022	CAD	940,000	765,182
1.50%, 6/1/2023	CAD	700,000	576,610
1.75%, 3/1/2023	CAD	1,130,000	932,750
2.00%, 9/1/2023	CAD	2,460,000	2,050,203
2.50%, 6/1/2024	CAD	675,000	574,248
Series A55, 8.00%, 6/1/2023	CAD	180,000	166,212
			9,760,417
Security Description		Principal Amount	Value
CHILE — 0.1%
Bonos de la Tesoreria de la Republica en pesos 4.00%, 3/1/2023 (a)	CLP	225,000,000	$ 318,178
CHINA — 4.5%
China Government Bond:
Series INBK, 2.24%, 3/5/2023	CNY	850,000	130,672
Series INBK, 2.36%, 7/2/2023	CNY	60,300,000	9,268,022
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	232,666
			9,631,360
COLOMBIA — 0.0% (b)
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	24,624
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	129,563
Series EMTN, 3.75%, 7/26/2023	EUR	100,000	128,848
			258,411
CZECH REPUBLIC — 0.7%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	12,750,000	579,485
Series 52, 4.70%, 9/12/2022	CZK	8,750,000	427,237
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	521,653
			1,528,375
DENMARK — 1.1%
Denmark Government Bond:
Series 3Y, 0.25%, 11/15/2022 (a)	DKK	8,105,000	1,306,654
1.50%, 11/15/2023	DKK	5,850,000	978,387
			2,285,041
FINLAND — 1.3%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	550,000	661,562
1.50%, 4/15/2023 (a)	EUR	450,000	554,275
1.63%, 9/15/2022 (a)	EUR	458,000	558,003
2.00%, 4/15/2024 (a)	EUR	750,000	955,899
			2,729,739

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FRANCE — 4.6%
France Government Bond OAT:
Zero Coupon, 2/25/2023	EUR	320,000	$ 383,489
Zero Coupon, 3/25/2023	EUR	985,000	1,181,078
Zero Coupon, 3/25/2024	EUR	2,515,000	3,032,590
1.75%, 5/25/2023	EUR	1,227,000	1,521,511
2.25%, 10/25/2022	EUR	995,000	1,225,294
2.25%, 5/25/2024	EUR	100,000	128,504
8.50%, 4/25/2023	EUR	400,000	553,500
French Republic Government Bond OAT 4.25%, 10/25/2023	EUR	1,300,000	1,717,979
			9,743,945
GERMANY — 4.6%
Bundesrepublik Deutschland 0.01%, 12/15/2022	EUR	422,000	505,401
Federal Republic of Germany:
Series 176, Zero Coupon, 10/7/2022	EUR	650,000	777,598
Series 177, Zero Coupon, 4/14/2023	EUR	537,000	644,713
Series 178, Zero Coupon, 10/13/2023	EUR	1,034,000	1,246,115
1.50%, 9/4/2022	EUR	870,000	1,058,544
1.50%, 2/15/2023	EUR	650,000	798,362
1.50%, 5/15/2023	EUR	960,000	1,185,597
1.75%, 7/4/2022	EUR	895,000	1,087,385
1.75%, 2/15/2024	EUR	901,000	1,137,848
2.00%, 8/15/2023	EUR	1,000,000	1,254,493
			9,696,056
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.51%, 10/23/2023	HKD	250,000	32,357
1.10%, 1/17/2023	HKD	2,900,000	379,193
			411,550
HUNGARY — 0.6%
Hungary Government Bond:
Series 22/C, 1.50%, 8/24/2022	HUF	17,000,000	57,789
Series 23/C, 1.50%, 8/23/2023	HUF	67,000,000	227,298
Series 22/B, 1.75%, 10/26/2022	HUF	81,200,000	277,105
Series 24/B, 3.00%, 6/26/2024	HUF	80,000,000	280,835
Security Description		Principal Amount	Value
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	$ 337,466
			1,180,493
INDONESIA — 1.6%
Indonesia Treasury Bond:
Series FR61, 7.00%, 5/15/2022	IDR	42,007,000,000	2,985,741
Series FR70, 8.38%, 3/15/2024	IDR	4,750,000,000	357,649
			3,343,390
IRELAND — 1.3%
Ireland Government Bond:
Zero Coupon, 10/18/2022	EUR	500,000	597,429
3.40%, 3/18/2024	EUR	900,000	1,182,057
3.90%, 3/20/2023	EUR	719,000	918,407
			2,697,893
ISRAEL — 1.7%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	2,150,000	659,630
Series 0722, 0.75%, 7/31/2022	ILS	1,440,000	443,081
Series 1122, 1.25%, 11/30/2022	ILS	1,380,000	430,244
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	474,719
Series 0324, 3.75%, 3/31/2024	ILS	2,500,000	841,221
Series 0323, 4.25%, 3/31/2023	ILS	2,370,000	779,542
			3,628,437
ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
0.01%, 4/15/2024	EUR	800,000	953,866
0.65%, 10/15/2023	EUR	600,000	727,052
0.90%, 8/1/2022	EUR	549,000	660,435
0.95%, 3/1/2023	EUR	558,000	676,447
0.95%, 3/15/2023	EUR	494,000	599,082
1.00%, 7/15/2022	EUR	398,000	479,028
Series 5Y, 2.45%, 10/1/2023	EUR	492,000	619,813
Republic of Italy:
0.05%, 1/15/2023 (a)	EUR	496,000	592,294
0.30%, 8/15/2023 (a)	EUR	300,000	360,431
0.60%, 6/15/2023	EUR	422,000	509,858
1.45%, 9/15/2022	EUR	700,000	848,782
4.50%, 5/1/2023	EUR	650,000	839,975
4.50%, 3/1/2024	EUR	800,000	1,068,354
4.75%, 8/1/2023 (a)	EUR	900,000	1,181,015
5.50%, 9/1/2022	EUR	550,000	697,315

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
5.50%, 11/1/2022	EUR	580,000	$ 741,926
			11,555,673
JAPAN — 22.9%
Government of Japan 5 Year Bond:
Series 133, 0.10%, 9/20/2022	JPY	458,900,000	4,144,861
Series 134, 0.10%, 12/20/2022	JPY	372,000,000	3,361,742
Series 135, 0.10%, 3/20/2023	JPY	559,000,000	5,054,672
Series 136, 0.10%, 6/20/2023	JPY	541,000,000	4,894,493
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	4,069,556
Series 138, 0.10%, 12/20/2023	JPY	635,500,000	5,757,462
Series 139, 0.10%, 3/20/2024	JPY	500,000,000	4,532,616
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	2,267,817
Government of Japan 10 Year Bond:
Series 328, 0.60%, 3/20/2023	JPY	164,500,000	1,500,019
Series 333, 0.60%, 3/20/2024	JPY	456,000,000	4,189,497
Series 325, 0.80%, 9/20/2022	JPY	315,000,000	2,869,369
Government of Japan 2 Year Bond Series 419, 0.10%, 12/1/2022	JPY	535,000,000	4,835,245
Japan Government Two Year Bond Series 423, 0.01%, 4/1/2023	JPY	135,000,000	1,218,904
			48,696,253
MALAYSIA — 1.7%
Malaysia Government Bond:
Series 0112, 3.42%, 8/15/2022	MYR	2,550,000	625,213
Series 0313, 3.48%, 3/15/2023	MYR	6,000,000	1,482,356
Series 0319, 3.48%, 6/14/2024	MYR	1,650,000	410,968
Malaysia Government Investment Issue:
Series 0116, 4.39%, 7/7/2023	MYR	3,000,000	753,636
Series 0813, 4.44%, 5/22/2024	MYR	1,300,000	331,252
			3,603,425
Security Description		Principal Amount	Value
MEXICO — 1.4%
Mexican Bonos:
Series M, 6.75%, 3/9/2023	MXN	26,500,000	$ 1,354,754
Series M, 8.00%, 12/7/2023	MXN	30,100,000	1,583,755
			2,938,509
NETHERLANDS — 3.8%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,561,000	1,883,816
1.75%, 7/15/2023 (a)	EUR	2,250,000	2,802,436
2.25%, 7/15/2022 (a)	EUR	1,275,000	1,558,053
3.75%, 1/15/2023 (a)	EUR	1,325,000	1,680,022
Netherlands Government Bond 7.50%, 1/15/2023 (a)	EUR	175,000	233,974
			8,158,301
NEW ZEALAND — 1.0%
New Zealand Government Bond:
0.50%, 5/15/2024	NZD	1,200,000	832,614
Series 0423, 5.50%, 4/15/2023	NZD	1,645,000	1,251,204
			2,083,818
NORWAY — 0.9%
Norway Government Bond:
Series 475, 2.00%, 5/24/2023 (a)	NOK	8,665,000	1,032,520
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,450,000	791,851
			1,824,371
PERU — 0.0% (b)
Peru Government Bond 5.20%, 9/12/2023	PEN	100,000	28,525
POLAND — 2.2%
Poland Government Bond:
Series 0722, Zero Coupon, 7/25/2022	PLN	3,350,000	878,726
Series 0423, Zero Coupon, 4/25/2023	PLN	1,850,000	482,594
Series 0123, 2.50%, 1/25/2023	PLN	2,880,000	783,418
Series 0424, 2.50%, 4/25/2024	PLN	4,000,000	1,106,583
Series 1023, 4.00%, 10/25/2023	PLN	2,600,000	739,296
Series 0922, 5.75%, 9/23/2022	PLN	2,380,000	668,113
			4,658,730

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
PORTUGAL — 2.2%
Portugal Obrigacoes do Tesouro OT:
2.20%, 10/17/2022 (a)	EUR	920,000	$ 1,131,239
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,640,757
5.65%, 2/15/2024 (a)	EUR	1,450,000	2,002,183
			4,774,179
ROMANIA — 1.1%
Romania Government Bond:
Series 3Y, 4.00%, 8/8/2022	RON	1,400,000	343,885
Series 3Y, 4.00%, 10/25/2023	RON	300,000	74,893
Series 4.3Y, 4.40%, 9/25/2023	RON	6,350,000	1,597,145
Series 5Y, 4.50%, 6/17/2024	RON	1,000,000	254,595
			2,270,518
RUSSIA — 1.0%
Russian Federal Bond - OFZ:
Series 5084, 5.30%, 10/4/2023	RUB	13,000,000	172,484
Series 6223, 6.50%, 2/28/2024	RUB	36,000,000	490,324
Series 6211, 7.00%, 1/25/2023	RUB	13,700,000	188,527
Series 6215, 7.00%, 8/16/2023	RUB	30,800,000	423,998
Series 6220, 7.40%, 12/7/2022	RUB	39,050,000	541,862
Series 6209, 7.60%, 7/20/2022	RUB	25,050,000	347,771
			2,164,966
SINGAPORE — 1.2%
Singapore Government Bond:
1.75%, 2/1/2023	SGD	1,250,000	949,301
2.00%, 2/1/2024	SGD	200,000	154,367
2.75%, 7/1/2023	SGD	1,010,000	785,188
3.13%, 9/1/2022	SGD	900,000	691,035
			2,579,891
SLOVAKIA — 0.4%
Slovakia Government Bond:
Series 240, 0.01%, 6/17/2024	EUR	200,000	240,897
Series 225, 3.00%, 2/28/2023	EUR	400,000	503,169
			744,066
Security Description		Principal Amount	Value
SLOVENIA — 0.1%
Slovenia Government Bond Series RS83, 0.20%, 3/31/2023	EUR	200,000	$ 240,982
SOUTH KOREA — 4.6%
Korea Treasury Bond:
Series 2212, 1.25%, 12/10/2022	KRW	10,568,000,000	9,397,589
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	394,832
			9,792,421
SPAIN — 4.6%
Kingdom of Spain:
Zero Coupon, 4/30/2023	EUR	1,300,000	1,555,903
0.35%, 7/30/2023	EUR	1,078,000	1,300,796
0.45%, 10/31/2022	EUR	1,046,000	1,257,074
3.80%, 4/30/2024 (a)	EUR	900,000	1,196,188
4.40%, 10/31/2023 (a)	EUR	1,677,000	2,217,430
4.80%, 1/31/2024 (a)	EUR	230,000	310,081
5.40%, 1/31/2023 (a)	EUR	1,356,000	1,759,502
Spain Government Bond 0.01%, 5/31/2024	EUR	100,000	119,993
			9,716,967
SWEDEN — 0.6%
Kingdom of Sweden Series 1057, 1.50%, 11/13/2023 (a)	SEK	10,200,000	1,242,036
Sweden Government Bond Series 1054, 3.50%, 6/1/2022	SEK	1,000,000	121,033
			1,363,069
SWITZERLAND — 0.4%
Switzerland Government Bond:
1.25%, 6/11/2024	CHF	350,000	401,144
4.00%, 2/11/2023	CHF	475,000	553,638
			954,782
THAILAND — 1.4%
Thailand Government Bond:
0.75%, 6/17/2024	THB	21,000,000	657,822
2.00%, 12/17/2022	THB	17,300,000	551,549
2.40%, 12/17/2023	THB	28,900,000	942,356
3.63%, 6/16/2023	THB	22,300,000	737,482
			2,889,209
UNITED KINGDOM — 4.6%
United Kingdom Treasury Bond:
0.13%, 1/31/2023	GBP	1,110,000	1,534,836
0.13%, 1/31/2024	GBP	1,000,000	1,379,497
0.50%, 7/22/2022	GBP	1,135,000	1,575,770

See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
0.75%, 7/22/2023	GBP	1,300,000	$ 1,821,028
1.00%, 4/22/2024	GBP	350,000	494,889
1.75%, 9/7/2022	GBP	890,000	1,254,151
2.25%, 9/7/2023	GBP	1,155,000	1,671,085
			9,731,256
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $208,082,500)			210,719,834
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $212,985)	212,986	212,986
TOTAL INVESTMENTS — 99.3% (Cost $208,295,485)		210,932,820
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		1,543,915
NET ASSETS — 100.0%		$ 212,476,735
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 18.5% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.

EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$210,719,834	$—	$210,719,834
Short-Term Investment	212,986	—	—	212,986
TOTAL INVESTMENTS	$212,986	$210,719,834	$—	$210,932,820
See accompanying notes to financial statements.

SPDR BLOOMBERG BARCLAYS SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,640	$69,640	$5,197,171	$5,053,825	$—	$—	212,986	$212,986	$25
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.3%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 27CI, 0.75%, 11/21/2027	AUD	3,583,776	$ 2,991,970
Series 50CI, 1.00%, 2/21/2050	AUD	2,354,400	2,185,631
Series 40CI, 1.25%, 8/21/2040	AUD	2,787,347	2,594,234
Series 35CI, 2.00%, 8/21/2035	AUD	2,559,640	2,540,169
Series 30CI, 2.50%, 9/20/2030	AUD	3,804,278	3,697,511
Series 25CI, 3.00%, 9/20/2025	AUD	5,589,214	4,982,931
			18,992,446
BRAZIL — 6.8%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2022	BRL	15,169,234	3,163,162
Series NTNB, 6.00%, 5/15/2023	BRL	18,163,865	3,848,619
Series NTNB, 6.00%, 8/15/2024	BRL	16,933,928	3,643,466
Series NTNB, 6.00%, 5/15/2025	BRL	8,199,586	1,775,597
Series NTNB, 6.00%, 8/15/2026	BRL	9,448,661	2,079,929
Series NTNB, 6.00%, 8/15/2028	BRL	4,919,752	1,104,814
Series NTNB, 6.00%, 8/15/2030	BRL	6,916,173	1,581,194
Series NTNB, 6.00%, 5/15/2035	BRL	8,734,340	2,085,189
Series NTNB, 6.00%, 8/15/2040	BRL	4,812,736	1,171,842
Series NTNB, 6.00%, 5/15/2045	BRL	8,342,187	2,057,342
Series NTNB, 6.00%, 8/15/2050	BRL	15,864,416	3,979,968
Series NTNB, 6.00%, 5/15/2055	BRL	6,559,669	1,659,766
			28,150,888
CANADA — 4.6%
Canadian Government Real Return Bond:
Series CPI, 0.50%, 12/1/2050	CAD	2,509,442	2,252,540
Series CPI, 1.25%, 12/1/2047	CAD	2,616,894	2,725,644
Series CPI, 1.50%, 12/1/2044	CAD	2,760,644	2,932,329
Security Description		Principal Amount	Value
Series CPI, 2.00%, 12/1/2041	CAD	2,276,593	$ 2,567,901
Series CPI, 3.00%, 12/1/2036	CAD	2,165,612	2,598,944
Series CPI, 4.00%, 12/1/2031	CAD	2,632,614	3,121,060
Series CPI, 4.25%, 12/1/2021	CAD	2	2
Series CPI, 4.25%, 12/1/2026	CAD	2,419,788	2,519,155
			18,717,575
CHILE — 4.5%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,010,134,220	1,379,215
Zero Coupon, 10/1/2028	CLP	118,514,040	162,297
Zero Coupon, 10/1/2033	CLP	888,741,000	996,512
1.30%, 3/1/2023	CLP	653,616,260	936,722
1.50%, 3/1/2026	CLP	3,149,301,380	4,520,670
1.90%, 9/1/2030	CLP	1,069,553,880	1,522,981
2.00%, 3/1/2035	CLP	2,464,196,820	3,433,113
2.10%, 7/15/2050	CLP	475,357,280	619,957
Series 30YR, 3.00%, 1/1/2044	CLP	2,985,837,915	4,712,520
Series 20YR, 4.50%, 10/15/2023	CLP	59,196,020	91,375
Bonos del Banco Central de Chile en UF:
Series 10YR, 3.00%, 3/1/2023	CLP	26,880	41
Series 20YR, 3.00%, 5/1/2028	CLP	7,520	12
Series 30YR, 3.00%, 2/1/2041	CLP	26,320	41
			18,375,456
COLOMBIA — 4.6%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	3,116,220,800	791,548
Series UVR, 3.00%, 3/25/2033	COP	7,365,612,800	1,855,330
Series UVR, 3.30%, 3/17/2027	COP	11,161,736,320	3,126,123
Series UVR, 3.50%, 5/7/2025	COP	7,110,649,280	2,026,592
Series UVR, 3.75%, 2/25/2037	COP	7,280,624,960	1,922,405
Series UVR, 3.75%, 6/16/2049	COP	5,184,258,240	1,328,317
Series UVR, 4.75%, 2/23/2023	COP	17,309,190,080	4,909,988

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series UVR, 4.75%, 4/4/2035	COP	9,702,769,755	$ 2,885,288
			18,845,591
FRANCE — 7.8%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	1,197,067	1,510,456
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,090,749	1,407,091
Series OATI, 0.10%, 3/1/2028	EUR	1,952,144	2,569,936
Series OATE, 0.10%, 3/1/2029	EUR	922,221	1,234,964
Series OATI, 0.10%, 3/1/2036 (a)	EUR	603,486	843,279
Series OATE, 0.10%, 7/25/2036 (a)	EUR	1,518,367	2,149,776
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,221,956	1,833,859
Series OATE, 0.25%, 7/25/2024	EUR	1,440,571	1,825,056
Series OATE, 0.70%, 7/25/2030 (a)	EUR	1,841,627	2,638,693
Series OATE, 1.10%, 7/25/2022	EUR	2,540,758	3,121,256
Series OATE, 1.80%, 7/25/2040 (a)	EUR	1,402,195	2,640,129
Series OATE, 1.85%, 7/25/2027	EUR	1,769,761	2,574,969
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,364,408	3,028,270
Series OATE, 3.15%, 7/25/2032	EUR	1,572,967	2,866,719
Series OATI, 3.40%, 7/25/2029	EUR	1,025,583	1,725,844
			31,970,297
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	3,076,750	3,748,512
Series I/L, 0.10%, 4/15/2026	EUR	3,982,721	5,165,714
Series I/L, 0.10%, 4/15/2046	EUR	2,302,509	3,889,909
Series I/L, 0.50%, 4/15/2030	EUR	4,222,523	6,040,388
			18,844,523
ISRAEL — 4.5%
Israel Government Bond - CPI Linked:
Series 0529, 0.50%, 5/31/2029	ILS	5,887,139	2,006,162
Security Description		Principal Amount	Value
0.75%, 10/31/2025	ILS	5,910,126	$ 1,992,686
Series 0527, 0.75%, 5/31/2027	ILS	5,894,752	2,025,899
1.00%, 5/31/2045	ILS	5,217,789	1,859,163
1.75%, 9/29/2023	ILS	4,902,537	1,626,663
Series 0922, 2.75%, 9/30/2022	ILS	4,782,947	1,555,083
Series 0841, 2.75%, 8/30/2041	ILS	5,973,045	2,820,922
Series 0536, 4.00%, 5/30/2036	ILS	5,367,884	2,706,646
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	5,638,634	2,039,656
			18,632,880
ITALY — 5.0%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2023	EUR	1,205,487	1,465,657
Series CPI, 0.15%, 5/15/2051 (a)	EUR	655,689	722,645
Series CPI, 0.40%, 5/15/2030 (a)	EUR	999,469	1,280,045
Series CPI, 0.65%, 5/15/2026	EUR	660,082	844,287
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,595,235	2,236,304
Series CPI, 1.30%, 5/15/2028 (a)	EUR	1,594,765	2,154,171
Series CPI, 2.35%, 9/15/2024 (a)	EUR	1,497,888	1,989,739
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,686,354	2,704,295
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,373,027	2,416,292
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,370,205	3,068,131
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,270,193	1,842,248
			20,723,814
JAPAN — 4.6%
Japanese Government CPI Linked Bond:
Series 17, 0.10%, 9/10/2023	JPY	100,704,000	917,650
Series 18, 0.10%, 3/10/2024	JPY	126,394,600	1,155,829
Series 19, 0.10%, 9/10/2024	JPY	210,912,000	1,930,513
Series 20, 0.10%, 3/10/2025	JPY	413,816,800	3,793,812
Series 21, 0.10%, 3/10/2026	JPY	259,860,480	2,392,126
Series 22, 0.10%, 3/10/2027	JPY	207,681,140	1,916,583

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series 23, 0.10%, 3/10/2028	JPY	293,601,540	$ 2,715,186
Series 24, 0.10%, 3/10/2029	JPY	328,245,372	3,041,453
Series 25, 0.20%, 3/10/2030	JPY	117,307,340	1,106,614
			18,969,766
MEXICO — 4.6%
Mexican Udibonos:
2.75%, 11/27/2031	MXN	13,666,994	683,532
Series S, 3.50%, 11/16/2023	MXN	33,475,087	1,750,059
Series S, 4.00%, 11/30/2028	MXN	61,814,912	3,383,839
Series S, 4.00%, 11/15/2040	MXN	69,676,095	3,773,018
Series S, 4.00%, 11/8/2046	MXN	53,276,941	2,907,119
Series S, 4.00%, 11/3/2050	MXN	21,857,206	1,202,512
Series S, 4.50%, 12/4/2025	MXN	53,550,156	2,946,583
Series S, 4.50%, 11/22/2035	MXN	41,261,717	2,426,671
			19,073,333
NEW ZEALAND — 2.3%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	2,890,438	2,251,905
Series 0935, 2.50%, 9/20/2035	NZD	3,007,696	2,630,759
Series 0940, 2.50%, 9/20/2040	NZD	2,602,320	2,259,548
Series 0930, 3.00%, 9/20/2030	NZD	2,809,820	2,481,320
			9,623,532
SOUTH AFRICA — 4.4%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	11,427,954	731,663
Series 2033, 1.88%, 2/28/2033	ZAR	18,338,856	1,030,709
Series 2025, 2.00%, 1/31/2025	ZAR	32,112,260	2,232,895
Series 2038, 2.25%, 1/31/2038	ZAR	36,875,322	1,976,291
Series 2046, 2.50%, 3/31/2046	ZAR	37,651,773	1,926,215
Series 2050, 2.50%, 12/31/2050	ZAR	52,191,995	2,590,272
Series R210, 2.60%, 3/31/2028	ZAR	26,596,660	1,821,833
Security Description		Principal Amount	Value
Series R202, 3.45%, 12/7/2033	ZAR	36,059,098	$ 2,386,686
Series R197, 5.50%, 12/7/2023	ZAR	43,743,485	3,370,388
			18,066,952
SOUTH KOREA — 0.7%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	1,297,192,320	1,167,241
Series 3006, 1.13%, 6/10/2030	KRW	505,590,000	455,986
Series 2806, 1.75%, 6/10/2028	KRW	1,510,004,800	1,421,887
			3,045,114
SPAIN — 4.5%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,505,549	1,869,257
0.30%, 11/30/2021	EUR	171	205
0.65%, 11/30/2027 (a)	EUR	2,865,046	3,850,330
0.70%, 11/30/2033 (a)	EUR	2,786,311	3,922,421
1.00%, 11/30/2030 (a)	EUR	3,295,796	4,684,594
1.80%, 11/30/2024 (a)	EUR	3,203,570	4,269,067
			18,595,874
SWEDEN — 3.6%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	22,183,269	2,824,516
Series 3113, 0.13%, 12/1/2027	SEK	15,487,128	2,018,413
Series 3114, 0.13%, 6/1/2030 (a)	SEK	11,424,331	1,537,935
Series 3111, 0.13%, 6/1/2032 (a)	SEK	13,526,075	1,883,480
Series 3109, 1.00%, 6/1/2025 (a)	SEK	19,318,923	2,498,560
Series 3104, 3.50%, 12/1/2028 (a)	SEK	25,173,642	4,114,055
			14,876,959
TURKEY — 4.6%
Turkey Government Bond:
Series CPI, 1.00%, 5/3/2023	TRY	16,445,866	1,825,529
1.50%, 6/18/2025	TRY	19,238,442	2,090,724
Series CPI, 2.00%, 10/26/2022	TRY	11,824,028	1,348,507
Series CPI, 2.00%, 9/18/2024	TRY	8,259,250	927,063
Series CPI, 2.00%, 4/16/2025	TRY	12,028,185	1,341,847
2.36%, 1/29/2025	TRY	17,633,471	2,000,059

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.40%, 5/8/2024	TRY	7,882,108	$ 897,599
Series CPI, 2.70%, 1/14/2026	TRY	14,791,019	1,691,703
Series CPI, 2.80%, 11/8/2023	TRY	5,599,365	644,692
Series CPI, 2.90%, 7/7/2027	TRY	9,438,236	1,082,827
Series CPI, 2.90%, 1/12/2028	TRY	10,182,446	1,167,211
Series CPI, 3.00%, 8/2/2023	TRY	7,470,444	865,467
3.20%, 11/6/2024	TRY	3,759,731	437,454
Series CPI, 3.30%, 6/28/2028	TRY	15,440,158	1,801,789
4.10%, 6/5/2024	TRY	525,056	62,728
Series CPI, 4.20%, 1/10/2024	TRY	6,008,310	715,962
			18,901,161
UNITED KINGDOM — 22.0%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	1,623,869	2,446,783
Series 3MO, 0.13%, 3/22/2026	GBP	1,264,491	2,018,778
Series 3MO, 0.13%, 8/10/2028	GBP	1,261,038	2,148,205
Series 3MO, 0.13%, 3/22/2029	GBP	1,964,827	3,383,089
Series 3MO, 0.13%, 11/22/2036	GBP	1,851,930	3,762,897
Series 3MO, 0.13%, 8/10/2041	GBP	1,074,650	2,380,977
Series 3MO, 0.13%, 3/22/2044	GBP	1,582,874	3,650,435
Series 3MO, 0.13%, 3/22/2046	GBP	1,342,579	3,206,137
Series 3MO, 0.13%, 8/10/2048	GBP	1,111,648	2,793,291
Series 3MO, 0.13%, 11/22/2056	GBP	528,333	1,542,929
Series 3MO, 0.13%, 3/22/2058	GBP	1,346,680	4,055,945
Series 3MO, 0.13%, 11/22/2065	GBP	866,716	3,072,587
Series 3MO, 0.13%, 3/22/2068	GBP	1,265,555	4,841,240
Series 3MO, 0.25%, 3/22/2052	GBP	1,181,207	3,248,871
Series 3MO, 0.38%, 3/22/2062	GBP	1,563,321	5,423,463
Series 3MO, 0.50%, 3/22/2050	GBP	1,621,857	4,521,312
Series 3MO, 0.63%, 3/22/2040	GBP	1,528,967	3,546,159
Security Description		Principal Amount	Value
Series 3MO, 0.63%, 11/22/2042	GBP	1,388,203	$ 3,410,172
Series 3MO, 0.75%, 3/22/2034	GBP	1,250,603	2,560,940
Series 3MO, 0.75%, 11/22/2047	GBP	1,035,736	2,887,905
Series 3MO, 1.13%, 11/22/2037	GBP	2,038,738	4,807,762
Series 3MO, 1.25%, 11/22/2027	GBP	1,628,345	2,905,786
Series 3MO, 1.25%, 11/22/2032	GBP	1,455,211	3,035,816
Series 3MO, 1.25%, 11/22/2055	GBP	1,221,381	4,461,159
Series 3MO, 1.88%, 11/22/2022	GBP	3,190,212	4,756,691
Series 8MO, 2.00%, 1/26/2035	GBP	972,134	2,316,992
Series 8MO, 2.50%, 7/17/2024	GBP	1,277,159	2,091,841
Series 8MO, 4.13%, 7/22/2030	GBP	651,739	1,538,801
			90,816,963
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $379,340,383)			405,223,124
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 0.03% (c) (d) (Cost $7,710)	7,710	7,710
TOTAL INVESTMENTS — 98.3% (Cost $379,348,093)		405,230,834
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.7%		6,822,127
NET ASSETS — 100.0%		$ 412,052,961
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 14.5% of net assets as of June 30, 2021, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2021 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2021.
AUD	Australian Dollar
BRL	Brazilian Real

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2021 (Unaudited)

CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$405,223,124	$—	$405,223,124
Short-Term Investment	7,710	—	—	7,710
TOTAL INVESTMENTS	$7,710	$405,223,124	$—	$405,230,834
Affiliate Table
	Number of Shares Held at 12/31/20	Value at 12/31/20	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/21	Value at 6/30/21	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	99,158	$99,158	$31,459,930	$31,551,378	$—	$—	7,710	$7,710	$86
See accompanying notes to financial statements.

[This Page Intentionally Left Blank]

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2021 (Unaudited)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$1,318,999,536	$228,779,310
Investments in affiliated issuers, at value	14,229,329	6,141,008
Total Investments	1,333,228,865	234,920,318
Foreign currency, at value	8,455,016	834,652
Receivable for investments sold	8,938,977	4,142,083
Unrealized appreciation on forward foreign currency exchange contracts	105,129	—
Dividends receivable — unaffiliated issuers	—	—
Dividends receivable — affiliated issuers	152	1
Interest receivable — unaffiliated issuers	17,134,538	1,594,293
Securities lending income receivable — affiliated issuers	1,521	1,154
Receivable for foreign taxes recoverable	350,255	541
TOTAL ASSETS	1,368,214,453	241,493,042
LIABILITIES
Payable upon return of securities loaned	9,330,000	6,128,822
Payable for investments purchased	7,783,364	3,432,894
Unrealized depreciation on forward foreign currency exchange contracts	202,411	—
Deferred foreign taxes payable	285,583	—
Advisory fee payable	355,176	96,720
Trustees’ fees and expenses payable	—	1,171
TOTAL LIABILITIES	17,956,534	9,659,607
NET ASSETS	$1,350,257,919	$231,833,435
NET ASSETS CONSIST OF:
Paid-in Capital	$1,389,361,502	$224,767,285
Total distributable earnings (loss)**	(39,103,583)	7,066,150
NET ASSETS	$1,350,257,919	$231,833,435
NET ASSET VALUE PER SHARE
Net asset value per share	$ 26.42	$ 36.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	51,100,000	6,400,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$1,343,141,594	$221,488,070
Investments in affiliated issuers	14,229,329	6,141,008
Total cost of investments	$1,357,370,923	$227,629,078
Foreign currency, at cost	$ 8,539,651	$ 844,445
* Includes investments in securities on loan, at value	$ 8,723,144	$ 5,962,376
** Includes deferred foreign taxes	$ 285,582	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 987,176,348	$210,719,834	$405,223,124
31,271	212,986	7,710
987,207,619	210,932,820	405,230,834
3,798,095	651,683	718,164
14,422,521	11,676,040	9,164,956
—	—	—
—	—	191
10	8	8
5,972,397	1,486,908	1,887,541
—	—	—
609,704	195,137	—
1,012,010,346	224,942,596	417,001,694

—	—	—
16,780,553	12,401,875	4,772,717
—	—	—
124,048	1,394	4,723
289,994	60,592	170,492
—	2,000	801
17,194,595	12,465,861	4,948,733
$ 994,815,751	$212,476,735	$412,052,961

$ 994,981,191	$208,610,262	$390,351,672
(165,440)	3,866,473	21,701,289
$ 994,815,751	$212,476,735	$412,052,961

$ 29.35	$ 31.71	$ 56.44
33,900,038	6,700,000	7,300,483

$ 983,371,631	$208,082,499	$379,340,383
31,271	212,986	7,710
$ 983,402,902	$208,295,485	$379,348,093
$ 3,857,789	$ 662,501	$ 722,549
$ —	$ —	$ —
$ 124,048	$ 1,394	$ —

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2021 (Unaudited)

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	SPDR Bloomberg Barclays International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 24,820,627	$ 995,260
Dividend income — affiliated issuers	1,217	14
Affiliated securities lending income	5,844	5,794
Foreign taxes withheld	(1,270,585)	4
TOTAL INVESTMENT INCOME (LOSS)	23,557,103	1,001,072
EXPENSES
Advisory fee	1,781,437	610,588
Trustees’ fees and expenses	5,689	341
TOTAL EXPENSES	1,787,126	610,929
NET INVESTMENT INCOME (LOSS)	$ 21,769,977	$ 390,143
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(1,475,286)	161,771
In-kind redemptions — unaffiliated issuers	—	1,101,454
Forward foreign currency exchange contracts	113,159	—
Foreign currency transactions	(1,097,003)	82,248
Net realized gain (loss)	(2,459,130)	1,345,473
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(66,401,764)	(12,257,783)
Forward foreign currency exchange contracts	(93,288)	—
Foreign currency translations	(672,565)	(132,960)
Net change in unrealized appreciation/depreciation	(67,167,617)	(12,390,743)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(69,626,747)	(11,045,270)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(47,856,770)	$(10,655,127)
* Includes foreign capital gain taxes	$ (27,115)	$ —
** Includes foreign deferred taxes	$ 281,849	$ —
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Treasury Bond ETF	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 6,751,915	$ 270,264	$ 9,488,579
63	25	86
—	—	—
(280,596)	(35,276)	(23,303)
6,471,382	235,013	9,465,362

1,779,632	374,029	1,005,853
5,437	415	1,173
1,785,069	374,444	1,007,026
$ 4,686,313	$ (139,431)	$ 8,458,336

(2,423,298)	1,686,883	1,007,056
2,951,090	1,404,596	2,509,257
—	—	—
(116,652)	122,087	(217,093)
411,140	3,213,566	3,299,220

(66,794,516)	(10,929,044)	(20,524,523)
—	—	—
(423,374)	(96,870)	(91,860)
(67,217,890)	(11,025,914)	(20,616,383)
(66,806,750)	(7,812,348)	(17,317,163)
$(62,120,437)	$ (7,951,779)	$ (8,858,827)
$ (31,192)	$ (5,352)	$ (2,679)
$ 59,936	$ 4,037	$ 48,394

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 21,769,977	$ 38,538,213
Net realized gain (loss)	(2,459,130)	(36,787,436)
Net change in unrealized appreciation/depreciation	(67,167,617)	20,237,467
Net increase (decrease) in net assets resulting from operations	(47,856,770)	21,988,244
Distributions to shareholders	(16,952,454)	(7,233,667)
Return of capital	—	(27,530,700)
Total Distributions to shareholders	(16,952,454)	(34,764,367)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	401,031,403	363,726,320
Cost of shares redeemed	—	(353,921,776)
Other Capital	592,389	785,892
Net increase (decrease) from share transactions	401,623,792	10,590,436
Net increase (decrease) in net assets from beneficial interest transactions	401,623,792	10,590,436
Contribution from Affiliate (Note 4)	—	—
Net increase (decrease) in net assets during the period	336,814,568	(2,185,687)
Net assets at beginning of period	1,013,443,351	1,015,629,038
NET ASSETS AT END OF PERIOD	$1,350,257,919	$1,013,443,351
SHARES OF BENEFICIAL INTEREST:
Shares sold	14,900,000	13,400,000
Shares redeemed	—	(13,700,000)
Net increase (decrease) from share transactions	14,900,000	(300,000)
See accompanying notes to financial statements.

SPDR Bloomberg Barclays International Corporate Bond ETF		SPDR Bloomberg Barclays International Treasury Bond ETF
Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-Months Ended 6/30/21	Year Ended 12/31/20

$ 390,143	$ 1,014,747	$ 4,686,313	$ 10,865,485
1,345,473	(2,686,801)	411,140	(11,860,769)
(12,390,743)	23,069,788	(67,217,890)	75,977,568
(10,655,127)	21,397,734	(62,120,437)	74,982,284
(351,366)	(240,207)	(3,717,720)	(9,187,648)
—	(677,526)	—	—
(351,366)	(917,733)	(3,717,720)	(9,187,648)

7,410,768	109,839,151	173,004,156	216,578,417
(25,143,575)	(60,177,217)	(124,160,533)	(300,066,124)
26,620	131,234	263,604	371,816
(17,706,187)	49,793,168	49,107,227	(83,115,891)
(17,706,187)	49,793,168	49,107,227	(83,115,891)
—	—	—	12,963
(28,712,680)	70,273,169	(16,730,930)	(17,308,292)
260,546,115	190,272,946	1,011,546,681	1,028,854,973
$231,833,435	$ 260,546,115	$ 994,815,751	$ 1,011,546,681

200,000	3,100,000	5,700,000	7,300,000
(700,000)	(1,800,000)	(4,200,000)	(10,700,000)
(500,000)	1,300,000	1,500,000	(3,400,000)

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ (139,431)	$ 394,554
Net realized gain (loss)	3,213,566	305,609
Net change in unrealized appreciation/depreciation	(11,025,914)	12,888,190
Net increase (decrease) in net assets resulting from operations	(7,951,779)	13,588,353
Distributions to shareholders	—	(360,995)
Total Distributions to shareholders	—	(360,995)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	45,229,410	24,375,784
Cost of shares redeemed	(38,279,222)	(123,724,120)
Other Capital	49,025	51,143
Net increase (decrease) from share transactions	6,999,213	(99,297,193)
Net increase (decrease) in net assets from beneficial interest transactions	6,999,213	(99,297,193)
Contribution from Affiliate (Note 4)	—	2,839
Net increase (decrease) in net assets during the period	(952,566)	(86,066,996)
Net assets at beginning of period	213,429,301	299,496,297
NET ASSETS AT END OF PERIOD	$212,476,735	$ 213,429,301
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,400,000	800,000
Shares redeemed	(1,200,000)	(4,000,000)
Net increase (decrease) from share transactions	200,000	(3,200,000)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Six-Months Ended 6/30/21	Year Ended 12/31/20

$ 8,458,336	$ 6,554,000
3,299,220	(9,515,160)
(20,616,383)	24,873,302
(8,858,827)	21,912,142
(5,993,219)	(6,033,523)
(5,993,219)	(6,033,523)

68,718,299	27,546,758
(22,699,668)	(94,086,672)
169,017	162,162
46,187,648	(66,377,752)
46,187,648	(66,377,752)
—	—
31,335,602	(50,499,133)
380,717,359	431,216,492
$412,052,961	$380,717,359

1,200,000	500,000
(400,000)	(1,800,000)
800,000	(1,300,000)

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99	$ 27.74
Income (loss) from investment operations:
Net investment income (loss) (b)	0.49	1.13	0.65	1.51	1.41	1.38
Net realized and unrealized gain (loss) (c)	(1.70)	0.05	0.15	0.45	(2.28)	(0.18)
Total from investment operations	(1.21)	1.18	0.80	1.96	(0.87)	1.20
Contribution from Affiliate (Note 4)	—	—	—	0.01	—	—
Other capital (b)	0.01	0.02	0.01	0.02	0.06	0.05
Distributions to shareholders from:
Net investment income	(0.38)	(0.22)	(0.07)	(0.79)	(0.67)	—
Return of Capital	—	(0.81)	(0.67)	(0.52)	(0.43)	—
Total distributions	(0.38)	(1.03)	(0.74)	(1.31)	(1.10)	—
Net asset value, end of period	$ 26.42	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99
Total return (d)	(4.27)%	4.59%	2.94%	7.70%(e)	(3.03)%	4.49%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,350,258	$1,013,443	$1,015,629	$810,738	$519,933	$130,438
Ratios to average net assets:
Total expenses	0.30%(f)	0.30%	0.30%(f)	0.39%	0.41%	0.47%
Net expenses	0.30%(f)	0.30%	0.30%(f)	0.38%	0.41%	0.46%
Net investment income (loss)	3.67%(f)	4.26%	4.69%(f)	5.68%	4.81%	4.95%
Portfolio turnover rate	9%(g)	50%	18%(g)	43%	83%	42%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Corporate Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17	$ 32.44
Income (loss) from investment operations:
Net investment income (loss) (b)	0.06	0.18	0.14	0.29	0.25	0.42
Net realized and unrealized gain (loss) (c)	(1.55)	3.74	(0.20)	0.23	0.63	0.30
Total from investment operations	(1.49)	3.92	(0.06)	0.52	0.88	0.72
Other capital (b)	0.00(d)	0.02	0.02	0.00(d)	0.04	0.01
Distributions to shareholders from:
Net investment income	(0.05)	(0.04)	(0.10)	—	(0.22)	—
Net realized gains	—	—	—	—	—	(0.00)(d)
Return of Capital	—	(0.12)	(0.03)	(0.24)	—	—
Total distributions	(0.05)	(0.16)	(0.13)	(0.24)	(0.22)	(0.00)(d)
Net asset value, end of period	$ 36.22	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17
Total return (e)	(3.93)%	11.69%	(0.15)%	1.59%	2.71%	2.26%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$231,833	$260,546	$190,273	$167,358	$230,286	$149,286
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%(f)	0.51%	0.50%	0.50%
Net investment income (loss)	0.32%(f)	0.54%	0.81%(f)	0.88%	0.72%	1.30%
Portfolio turnover rate (g)	9%(h)	23%	5%(h)	16%	23%	14%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays International Treasury Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56	$ 28.60
Income (loss) from investment operations:
Net investment income (loss) (b)	0.14	0.35	0.19	0.39	0.31	0.46
Net realized and unrealized gain (loss) (c)	(1.91)	2.42	(0.13)	0.92	0.24	(1.51)
Total from investment operations	(1.77)	2.77	0.06	1.31	0.55	(1.05)
Contribution from Affiliate (Note 4)	—	0.00(d)	—	—	—	—
Other capital (b)	0.01	0.01	0.00(d)	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.11)	(0.30)	(0.19)	(0.33)	(0.24)	—
Total distributions	(0.11)	(0.30)	(0.19)	(0.33)	(0.24)	—
Net asset value, end of period	$ 29.35	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56
Total return (e)	(5.66)%	9.73%(f)	0.20%	4.78%	2.02%	(3.61)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$994,816	$1,011,547	$1,028,855	$1,122,866	$1,519,631	$1,568,418
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%(g)	0.38%	0.50%	0.50%
Net investment income (loss)	0.92%(g)	1.19%	1.31%(g)	1.42%	1.09%	1.46%
Portfolio turnover rate (h)	8%(i)	16%	7%(i)	18%	29%	25%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during theyear ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23	$ 31.48
Income (loss) from investment operations:
Net investment income (loss) (b)	(0.02)	0.05	0.07	0.16	0.00(c)	0.03
Net realized and unrealized gain (loss) (d)	(1.12)	1.94	(0.17)	(0.10)	0.28	(0.42)
Total from investment operations	(1.14)	1.99	(0.10)	0.06	0.28	(0.39)
Contribution from Affiliate (Note 4)	—	0.00(c)	—	—	—	0.18
Other capital (b)	0.01	0.01	0.00(c)	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	—	(0.04)	—	(0.33)	(0.14)	—
Net realized gains	—	—	—	—	—	(0.04)
Return of Capital	—	—	(0.07)	(0.06)	—	—
Total distributions	—	(0.04)	(0.07)	(0.39)	(0.14)	(0.04)
Net asset value, end of period	$ 31.71	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23
Total return (e)	(3.42)%	6.49%(f)	(0.36)%	0.21%	0.90%	(0.66)%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$212,477	$213,429	$299,496	$298,118	$332,582	$196,749
Ratios to average net assets:
Total expenses	0.35%(h)	0.35%	0.35%(h)	0.36%	0.35%	0.35%
Net investment income (loss)	(0.13)%(h)	0.16%	0.43%(h)	0.51%	0.01%	0.11%
Portfolio turnover rate (i)	29%(j)	67%	31%(j)	66%	63%	74%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	If the Adviser had not made a one-time voluntary contribution during the period ended June 30, 2017, the total return would have been (1.24)%.
(h)	Annualized.
(i)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(j)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18	Year Ended 6/30/17
Net asset value, beginning of period	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75	$ 55.13
Income (loss) from investment operations:
Net investment income (loss) (b)	1.19	1.02	0.66	1.92	1.73	1.86
Net realized and unrealized gain (loss) (c)	(2.50)	3.17	0.19	0.57	(1.11)	(0.65)
Total from investment operations	(1.31)	4.19	0.85	2.49	0.62	1.21
Contribution from Affiliate (Note 4)	—	—	—	—	0.00(d)	—
Other capital (b)	0.02	0.03	0.01	0.03	0.11	0.07
Distributions to shareholders from:
Net investment income	(0.84)	(0.93)	(0.87)	—	(1.18)	—
Net realized gains	—	—	—	—	(0.47)	(0.66)
Return of Capital	—	—	(0.02)	(1.84)	(0.20)	—
Total distributions	(0.84)	(0.93)	(0.89)	(1.84)	(1.85)	(0.66)
Net asset value, end of period	$ 56.44	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75
Total return (e)	(2.20)%	7.76%	1.58%	4.78%	1.21%	2.39%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$412,053	$380,717	$431,216	$475,714	$568,158	$496,236
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%(f)	0.50%	0.50%	0.50%
Net investment income (loss)	4.20%(f)	1.90%	2.39%(f)	3.60%	3.02%	3.39%
Portfolio turnover rate (g)	9%(h)	28%	8%(h)	37%	32%	42%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2021 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2021, the Trust consists of eighty-two (82) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
SPDR Bloomberg Barclays International Corporate Bond ETF
SPDR Bloomberg Barclays International Treasury Bond ETF
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg Barclays International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg Barclays International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2021 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2021, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2021, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$105,129	$—	$—	$—	$105,129
	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$202,411	$—	$—	$—	$202,411
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$113,159	$—	$—	$—	$113,159
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(93,288)	$—	$—	$—	$(93,288)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2021:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Goldman Sachs Capital Markets L.P.	$ 744	$ (744)	$—	$ —
HSBC Bank USA	27,746	—	—	27,746
JP Morgan Chase Bank, N.A.	12,687	—	—	12,687
Societe Generale	25,672	(25,672)	—	—
Standard Chartered Bank	10,665	(3,072)	—	7,593
UBS AG	27,615	(27,615)	—	—
	$105,129	$(57,103)	$—	$48,026

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Goldman Sachs Capital Markets L.P.	$ (44,847)	$ 744	$—	$ (44,103)
Societe Generale	(25,878)	25,672	—	(206)
Standard Chartered Bank	(3,072)	3,072	—	—
UBS AG	(128,409)	27,615	—	(100,794)
Westpac Banking Corp.	(205)	—	—	(205)
	$ (202,411)	$57,103	$—	$(145,308)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Funds, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser has contractually agreed to waive a portion of its management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2022.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2022 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg Barclays International Corporate Bond ETF and SPDR Bloomberg Barclays Emerging Markets Local Bond ETF.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the six-month period ended June 30, 2021 are disclosed in the Schedules of Investments.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the six-month period ended ended June 30, 2021, were as follows:
	Purchases	Sales
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$471,393,613	$98,432,677
SPDR Bloomberg Barclays International Corporate Bond ETF	27,487,538	21,848,990
SPDR Bloomberg Barclays International Treasury Bond ETF	96,754,833	75,733,523
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	71,821,696	61,219,319
SPDR FTSE International Government Inflation-Protected Bond ETF	60,092,853	37,431,936

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

For the six-month period ended June 30, 2021, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ —	$ —	$ —
SPDR Bloomberg Barclays International Corporate Bond ETF	—	20,623,416	1,101,454
SPDR Bloomberg Barclays International Treasury Bond ETF	145,479,585	102,652,085	2,951,090
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	39,176,225	31,683,580	1,404,596
SPDR FTSE International Government Inflation-Protected Bond ETF	43,929,415	19,315,974	2,509,257
7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash . Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2020, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2021, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$1,358,771,955	$27,922,406	$53,562,778	$(25,640,372)
SPDR Bloomberg Barclays International Corporate Bond ETF	227,755,407	8,278,246	1,113,335	7,164,911
SPDR Bloomberg Barclays International Treasury Bond ETF	984,154,954	27,809,794	24,757,129	3,052,665
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	208,319,286	5,013,803	2,400,269	2,613,534
SPDR FTSE International Government Inflation-Protected Bond ETF	388,021,330	32,327,603	15,118,099	17,209,504

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of June 30, 2021, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2021:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	$ 8,723,144	$ 9,330,000	$ —	$ 9,330,000
SPDR Bloomberg Barclays International Corporate Bond ETF	5,962,376	6,128,822	—	6,128,822
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
		Remaining Contractual Maturity of the Agreements as of June 30, 2021
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Foreign Government Obligations	$9,330,000	$—	$—	$—	$9,330,000	$9,330,000
SPDR Bloomberg Barclays International Corporate Bond ETF	Corporate Bonds & Notes	6,128,822	—	—	—	6,128,822	6,128,822
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless extended or renewed.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Funds had no outstanding loans as of June 30, 2021.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and many continue to be disrupted. Liquidity for many instruments was and may continue to be greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to a Fund by its service providers.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2021 (Unaudited)

12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2021 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2021 to June 30, 2021.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	0.30%	$957.30	$1.46	$1,023.30	$1.51
SPDR Bloomberg Barclays International Corporate Bond ETF	0.50	960.70	2.43	1,022.30	2.51
SPDR Bloomberg Barclays International Treasury Bond ETF	0.35	943.40	1.69	1,023.10	1.76
SPDR Bloomberg Barclays Short Term International Treasury Bond ETF	0.35	965.80	1.71	1,023.10	1.76
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	978.00	2.45	1,022.30	2.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at www.ssga.com.
Proxy Voting Policies and Procedures and Records
A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30, is available by August 31 of each year by calling the same number, on the SEC’s website at www.sec.gov, and on the Funds’ website at www.ssga.com.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.sec.gov, and on the Funds' website at www.ssga.com. The Funds’ schedules of investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2021, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to the SPDR FTSE International Government Inflation-Protected Bond ETF, the SPDR Bloomberg Barclays Short Term International Treasury Bond ETF, the SPDR Bloomberg Barclays International Treasury Bond ETF, the SPDR Bloomberg Barclays International Corporate Bond ETF, and the SPDR Bloomberg Barclays Emerging Markets Local Bond ETF (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund. The Board reviewed information regarding the SPDR ETFs’ index tracking.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2021 (Unaudited)

Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate did not provide for breakpoints in each SPDR ETF’s advisory fee rates as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Advisor had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit www.ssga.com today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, and BARCLAYS®, a trademark and service mark of Barclays Bank Plc, have each been licensed for use in connection with the listing and trading of the SPDR Bloomberg Barclays ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.spdrs.com. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.
© 2021 State Street Corporation - All Rights Reserved
SPDRSERTRYESAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 3, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 3, 2021